Document and Entity Information	0 Months Ended
Sep. 30, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep 30, 2012
Registrant Name	Northern Lights Fund Trust
Central Index Key	0001314414
Amendment Flag	false
Document Creation Date	Jan 29, 2013
Document Effective Date	Jan 29, 2013
Prospectus Date	Jan 29, 2013

Altegris Futures Evolution Strategy Fund | Altegris Futures Evolution Strategy Fund
Altegris Futures Evolution Strategy Fund
Investment Objective
The Fund's investment objective is to seek long term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 31 of the Fund's Prospectus.

SHAREHOLDER FEES (Fees paid directly from your investment)
Shareholder Fees Altegris Futures Evolution Strategy Fund	Altegris Futures Evolution Strategy Fund Class A Funds	Altegris Futures Evolution Strategy Fund Class C Funds	Altegris Futures Evolution Strategy Fund Class I Funds	Altegris Futures Evolution Strategy Fund Class N Funds
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none	none
Redemption Fee (as a % of amount redeemed, if sold within 30 days)	1.00%	1.00%	1.00%	1.00%

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Altegris Futures Evolution Strategy Fund		Altegris Futures Evolution Strategy Fund Class A Funds	Altegris Futures Evolution Strategy Fund Class C Funds	Altegris Futures Evolution Strategy Fund Class I Funds	Altegris Futures Evolution Strategy Fund Class N Funds
Management Fees		1.75%	1.75%	1.75%	1.75%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	0.25%
Other Expenses	[1]	0.66%	0.66%	0.66%	0.66%
Swap/Structured Note Fees and Expenses	[2]	0.25%	0.25%	0.25%	0.25%
Remaining Other Expenses		0.41%	0.41%	0.41%	0.41%
Total Annual Fund Operating Expenses		2.66%	3.41%	2.41%	2.66%
Fee Waiver	[3]	(0.16%)	(0.16%)	(0.16%)	(0.16%)
Total Annual Fund Operating Expenses After Fee Waiver		2.50%	3.25%	2.25%	2.50%
[1]	"Other Expenses ," which have been estimated and restated, include include both the expenses of the Fund's consolidated wholly-owned subsidiary ("Subsidiary"), as well as any amounts paid to swap counterparties and structured note issuers, as swaps and structured notes are the primary ways by which the Fund currently achieves exposure to managed futures strategies. Amounts paid to swap counterparties and structured note issuers will reduce the returns of the associated reference assets for such swaps and notes (generally "Underlying Pools" as definted below), which provide managed futures exposure. More information regarding the Subsidiary and the investments made to pursue the Fund's Managed Futures strategy can be found in the "Principal Investment Strategies" section of this Prospectus.
[2]	The cost of swap(s) and structured note(s) include only the costs embedded in the swap(s) and note(s) that reduce returns of the associated reference assets (i.e., Underlying Pools), but do not include the operating expenses of those reference assets. Returns of swap(s) and note(s) will be reduced, and their losses increased, by the operating expenses of the Underlying Pools used as reference assets, and such operating expenses may include management and performance fees of CTAs engaged by Underlying Pools, as well as Underlying Pool operatior, administration and audit expenses One or more of the Underlying Pools used as a reference asset for a swap(s) or note(s) may pay a performance fee to a CTA, even if the return of other reference assets associated with the swap(s)/note(s) is negative. The operating expenses of reference assets, which are not reflected in the Annual Fund Operating Expenses table above, are embedded in the returns of the associated swap(s)/note(s) and represent an indirect cost of investing in the Fund. Generally, the management fees and performance fees of CTAs employed by the Underlying Pools that may be used as reference assets range from 0% to 2% of assigned trading level and 15% to 25% of the returns, respectively.
[3]	The Fund's adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until April 30, 2014, to ensure that total annual Fund operating expenses (including organizational and offering costs) after fee waiver and reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, expenses of other investment companies, Underlying Pools, swaps or structured notes in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 2.25%, 3.00%, 2.00% and 2.25% of average daily net assets attributable to Class A, Class C, Class I and Class N shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser. A "Fee Waiver" table can be found in the "Management" section of this Prospectus.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example Altegris Futures Evolution Strategy Fund (USD $)	1-YEAR	3-YEAR	5-YEAR	10-YEAR
Altegris Futures Evolution Strategy Fund Class A Funds	1,028	1,677	2,443	4,434
Altegris Futures Evolution Strategy Fund Class C Funds	448	1,383	2,324	4,708
Altegris Futures Evolution Strategy Fund Class I Funds	350	1,097	1,865	3,878
Altegris Futures Evolution Strategy Fund Class N Funds	374	1,169	1,982	4,094

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 99% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by allocating its assets between a "Managed Futures" strategy and a "Fixed Income" strategy.

The Managed Futures strategy may allocate assets of the Fund to a single Managed Futures portfolio or multiple Managed Futures portfolios that include investment styles or sub-strategies such as (i) trend following, (ii) discretionary, fundamentals-based investing with a focus on macroeconomic analysis, (iii) strategies that pursue both fundamental and technical trading approaches, (iv) other specialized approaches to specific or individual market sectors such as equities, interest rates, metals, agricultural and soft commodities and (v) systematic trading strategies which incorporate technical and fundamental variables.

The Managed Futures strategy investments are designed to achieve capital appreciation in the financial and commodities futures markets by investing primarily via swap contracts and structured notes providing the returns of reference assets such as securities of limited partnerships, limited liability companies, offshore corporations and other types of pooled investment vehicles, including commodity pools (collectively, "Underlying Pools"), swap contracts and structured notes. The Fund does not invest more than 25% of ts assets in any one swap counterparty or structured note issuer .   T he Fund may access the returns of a single or multiple Underlying Pool(s) that use a single manager or multiple managers to execute Managed Futures strategies without restriction as to issuer capitalization, country, or currency.  Each Underlying Pool invests according to a Managed Futures strategy in one or a combination of (i) options, (ii) futures, (iii) forwards or (iv) spot contracts, each of which may be tied to (i) commodities, (ii) financial indices and instruments, (iii) foreign currencies, or (iv) equity indices. Swap contracts and structured notes have payments linked to reference assets such as Underlying Pools and as such are designed to produce returns similar to those of Underlying Pools and their respective strategies.

The Fund's adviser seeks returns, in part, by (i) using Managed Futures strategy investments that are not expected to have returns that are highly correlated to the broad equity market and (ii) through actively managed Fixed Income strategy investments that are not expected to have returns that are highly correlated to the broad equity market or the Managed Futures strategy. However, the Fund is "non-diversified" for purposes of the Investment Company Act of 1940, as amended, which means that the Fund may invest in fewer securities at any one time than a diversified fund.

The adviser expects that less than 100%, typically 15-25%, of the Fund's total net assets will be invested in and used as collateral for Managed Futures strategies. However, through a combination of (i) investing primarily in swap contracts and structured notes having payments linked to the returns of reference assets such as Underlying Pools, and  also (ii) direct investments in Underlying Pools that use notional funding (i.e., nominal trading level exceeds the cash deposited in their trading accounts) se of Underlying Pools   the Fund will attempt to maintain an exposure to Managed Futures strategies as if between 100% and 125% of the Fund's net assets were invested.

I n order to provide the Fund with exposure to certain Managed Futures strategies that trade non-financial commodity futures contracts within the limitations of the federal tax requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code "), the Fund may invest up to 25% of its total assets in an Underlying Pool or Pools and other investments that pursue such strategies through a wholly-owned and controlled subsidiary (the "Subsidiary"). The Subsidiary will invest the majority of its assets in an Underlying Pool or Pools, swap contracts and structured notes and other investments intended to serve as margin or collateral for swap positions. However, the Fund may also make Managed Futures investments outside of the Subsidiary. The Subsidiary is subject to the same investment restrictions as the Fund, when viewed on a consolidated basis with the Fund.

The adviser expects that that less than 100%, typically 70-80%, of the Fund's total net assets will be invested in Fixed Income strategies. The Fund's adviser delegates management of the Fund's Fixed Income strategy portfolio to a sub-adviser. The Fund's adviser, after consultation with the sub-adviser, allocates the Fund's Fixed Income strategy assets among various principal sub-strategies managed by the sub-adviser, such as: "Core Fixed Income" strategy, "Low Duration" strategy and "Opportunistic Income" strategy. The amount allocated to each of the principal sub-strategies may change depending on the adviser's assessment in consultation with the sub-adviser of market risk, security valuations, market volatility and the prospects for earning income and achieving capital appreciation. The amount allocated to either the "Core Fixed Income" sub-strategy, or the "Low Duration" sub-strategy may be between 0% and 100% of amounts allocated to the Fixed Income strategy. The amount allocated to the "Opportunistic Income" sub-strategy is anticipated to generally range from 0% to 30% of amounts allocated to the Fixed Income strategy. However, the adviser anticipates it will, under normal circumstances, allocate some portion of the Fund's assets to each of the sub-adviser's sub-strategies at any given time. The Fund invests in fixed income securities of any credit quality or maturity. The Fund may invest in fixed income-related futures, options and swaps as substitutes for fixed income securities and to hedge interest rate and default risk.

The adviser, on behalf of itself and on behalf of the Fund and other funds it advises or may advise in the future that are each a series of Northern Lights Fund Trust (the "Trust"), was granted an exemptive order from the Securities and Exchange Commission that permits the adviser, with Board of Trustees approval, to enter into or amend sub-advisory agreements with sub-advisers without obtaining shareholder approval. The order eliminates the need for a shareholders meeting and vote to approve sub-advisers. Shareholders will be notified if and when a new sub-adviser is employed by the adviser.

Adviser's Investment Process

The adviser's investment process consists of five primary stages: (1) asset allocation; (2) sourcing; (3) evaluating investment vehicles and sub-advisers; (4) portfolio construction; and (5) ongoing investment monitoring, risk management and reallocation. A summary of the adviser's process is as follows:

ASSET ALLOCATION	SOURCING	EVALUATING	PORTFOLIO CONSTRUCTION	MONITORING RISK MANAGEMENT REALLOCATION

·

Review top down economic variables as it relates to managed futures and fixed income sub-strategies

·

Set asset allocation investment ranges relating to managed futures and fixed income sub-strategies

	· Source quality investment management talent within respective sub-strategies	· Qualify investment managers and investment vehicles, including Underlying Pools, swaps and structured notes · Rigorous due diligence process

·

Create portfolio of managers representing diversified investment sub-strategies

·

Assess portfolio variables including correlation among investment managers and vehicles, including Underlying Pools, fixed income portfolio and overall portfolio risk

·

Access selected managers via security selection of investment managers and vehicles including Underlying Pools, swaps or structured notes

·

Consult with sub-adviser concerning fixed income portfolio construction

·

Ongoing monitoring of sub-adviser and portfolio investment managers and vehicles, including  Underlying Pools, swaps or structured notes

·

Rebalance between sub-adviser strategies and portfolio of investment managers and vehicles and/or reallocate to new ones

Generally, the adviser's investment process narrows the universe of potential sub-strategies and managers through a rigorous screening and assessment process that includes the quantitative and qualitative information regarding prospective investment vehicles and the strategies and sub-strategies deployed. The Fund's investment portfolio is rebalanced both within the Managed Futures strategy and between the Managed Futures and the Fixed Income strategies as a result of the adviser's monitoring policies.

Sub-Adviser's Investment Process

Core Fixed Income Sub-Strategy

In implementing the Core Fixed Income sub-strategy, the sub-adviser allocates that portion of the Fund's investments to a variety of fixed income instruments. These include securities issued or guaranteed by the United States Government, its agencies, instrumentalities or sponsored corporations; corporate obligations; agency mortgage-backed securities ("MBS"); non-agency MBS; commercial mortgage-backed securities ("CMBS"); asset-backed securities ("ABS"); global developed credit (such as corporate obligations and foreign securities); foreign fixed income securities issued by corporations and governments; emerging market fixed income securities issued by corporations and governments; bank loans and assignments bearing fixed or variable interest rates of any maturity. There is no limit to the percentage of the sub-strategy's assets that may be allocated to any of the above-listed securities.

The Fund may invest in junk bonds, bank loans and assignments and credit default swaps of companies in the high yield universe. The sub-adviser allocates the high yield portfolio holdings broadly by industry and issuer in an attempt to reduce the impact of negative events for an industry or issuer. High yield portfolio holdings are allocated broadly by industry and issuer in an attempt to reduce the impact of negative events for an industry or issuer.

Junk bonds are, at the time of investment, unrated or rated BB+ or lower by S&P or Ba1 or lower by Moody's or the equivalent by any other nationally recognized statistical rating agency ("NRSRO"), or unrated securities that are determined by the sub-adviser to be of comparable quality, including those in default. Junk bonds are also known as "high yield" or "high risk" bonds." Generally, lower-rated debt securities provide a higher yield than higher rated debt securities of similar maturity but are subject to greater risk of loss of principal and interest than higher rated securities of similar maturity. Credit default swaps ("CDS") are typically two-party financial contracts that transfer credit exposure between the two parties. Under a typical CDS, one party (the "seller") receives pre-determined periodic payments from the other party (the "buyer"). The seller agrees to make compensating specific payments to the buyer if a negative credit event occurs, such as the bankruptcy or default by the issuer of the underlying debt instrument. The sub-adviser intends to allocate its high yield portfolio holdings broadly among industries and issuers in an attempt to reduce the impact of negative events for an industry or issuer.

The sub-adviser may invest a portion of the assets allocated to the Core Fixed Income sub-strategy in inverse floaters and interest-only and principal-only securities and a portion in fixed income instruments issued or guaranteed by companies, financial institutions and government entities in emerging markets countries. The sub-adviser may also invest a portion of the assets allocated to this sub-strategy in other investment companies, including other mutual funds managed by the sub-adviser, or collective investment vehicles that invest in any of the above-listed fixed income securities, to the extent permitted by applicable law.

The sub-adviser uses a controlled risk approach which includes consideration of:

·

Security selection within a given sector;

·

Relative performance of the various market sectors;

·

The shape of the yield curve; and

·

Fluctuations in the overall level of interest rates.

The sub-adviser also utilizes active asset allocation in managing the sub-strategy's investments and monitors the duration of the securities allocated to the strategy to seek to mitigate the sub-strategy's exposure to interest rate risk. The sub-adviser intends to seek to construct an investment portfolio with a weighted average effective duration of no less than two years and no more than eight years.

Low Duration Sub-Strategy

In implementing the Low Duration sub-strategy, the sub-adviser seeks current income by investing principally in debt securities of any kind. Under this sub-strategy, the Fund may invest without limit in MBS of any maturity or type, including those guaranteed by, or secured by collateral that is guaranteed by, the United States Government, its agencies, instrumentalities or sponsored corporations as well as those of private issuers not subject to any guarantee. Generally, MBS consist of government mortgage pass-through securities, collateralized mortgage obligations, multiclass pass-through securities, private mortgage pass-through securities, stripped mortgage securities (e.g., interest-only and principal-only securities) and inverse floaters. The Fund may also invest in corporate debt obligations (including foreign securities); ABS; foreign securities (corporate and government); emerging market securities (corporate and government); bank loans and assignments, including through collateralized loan obligations; income-producing securitized products, preferred securities; and other instruments bearing fixed or variable interest rates of any maturity. The Fund may invest in individual securities of any maturity, duration as well as those denominated in foreign currencies.

The sub-adviser will normally seek to construct a Low Duration sub-strategy investment portfolio for the Fund with a dollar-weighted average effective duration of three years or less. Effective duration is a measure of the portfolio duration adjusted for the anticipated effect of interest rate changes on bond and mortgage pre-payment rates.

In managing the Fund's investments, the sub-adviser portfolio manager typically uses a controlled risk approach. The techniques of this approach attempt to control the principal risk components of the fixed income markets and include consideration of:

·

Security selection within a given sector;

·

Relative performance of the various market sectors;

·

The shape of the yield curve; and

·

Fluctuations in the overall level of interest rates.

Under normal circumstances, the Low Duration sub-strategy assets are invested primarily in fixed income and other income-producing instruments rated investment grade (Baa3 or higher by Moody's or BBB- or higher by S&P or the equivalent by any other NRSRO) and in unrated securities considered by the sub-adviser to be of comparable credit quality. However, Low Duration sub-strategy assets may include up to 50% in fixed income and other income-producing instruments rated below investment grade and those that are unrated but determined by the sub-adviser to be of comparable credit quality.

The sub-adviser may seek to manage the dollar-weighted average effective duration of the Fund's Low Duration sub-strategy portfolio through the use of derivatives and other instruments (including, among others, futures contracts, U.S. Treasury swaps, interest rate swaps and total return swaps).

The Fund may also enter into derivatives transactions and other instruments of any kind for hedging purposes or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. The Fund may also use derivatives transactions with the purpose or effect of creating investment leverage. For example, the Fund may use futures contracts and options on futures contracts, in order to gain efficient long or short investment exposures as an alternative to cash investments or to hedge against portfolio exposures; interest rate swaps, to gain indirect long or short exposures to interest rates, issuers, or currencies, or to hedge against portfolio exposures; and total return swaps and credit derivatives (such as credit default swaps), put and call options, and exchange-traded and structured notes, to take indirect long or short positions on indexes, securities, currencies, commodities or other indicators of value. The Fund may invest in other investment companies or pools, including, for example, other open-end or closed-end investment companies ("CEFs"), exchange-traded funds ("ETFs"), and domestic or foreign private investment vehicles.

Opportunistic Income Sub-Strategy

In implementing the Opportunistic Income sub-strategy, the sub-adviser allocates that portion of the Fund's investments to fixed income instruments and other investments including ABS; corporate bonds, including high-yield (junk) bonds; municipal bonds; and securities of real estate investment trusts ("REITs").

This sub-strategy's investments may include substantial investments in MBS, including non-agency residential MBS. These investments have undergone extreme volatility over the past several years, driven primarily by high default rates and the securities being downgraded to "junk" status. However, the sub-adviser utilizes a unique investment process that first examines the macroeconomic status of the mortgage-backed sector. This analysis includes reviewing information regarding interest rates, yield curves and spreads, credit analysis of the issuers and a general analysis of the markets generally. From this detailed analysis, along with assessment of other economic data including market trends, unemployment data and pending legislation, the sub-adviser identifies subsectors within the mortgage sector which offer the highest potential for return. The sub-adviser then applies a qualitative analysis of potential investments looking at factors such as duration, level of delinquencies and default history. Finally, the sub-adviser performs a quantitative analysis of the potential investment, essentially performing a stress test of the potential investment's underlying portfolio of mortgages. Only when a potential investment has passed the sub-adviser's careful screening will it be added to this sub-strategy portfolio.

The sub-adviser may also utilize derivative instruments, including futures contracts, options and swaps as a substitute for taking positions in fixed income instruments, to hedge certain positions held in the strategy or to reduce exposure to other risks.

The sub-adviser places no limits on the duration of this sub-strategy's investment portfolio. The term "opportunistic" is used to indicate that the sub-adviser believes market conditions exist that offer potentially attractive risk adjusted returns.

Under each sub-strategy, portfolio securities and derivatives may be sold at any time. Sales may occur when the sub-adviser portfolio manager determines to take advantage of a better investment opportunity because the portfolio manager believes the portfolio securities or derivatives no longer represent relatively attractive investment opportunities, there is perceived deterioration in the credit fundamentals of the issuer, or the individual security or derivative has reached the portfolio manager's sell target.

Principal Investment Risks

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund's net asset value and performance.

The following risks apply to the Fund's direct investment in securities as well the Fund's indirect  invest ments in the Subsidiary, including securities issued by Underlying Pools, swap contracts and structured notes.

·

ABS, MBS and CMBS Risk: ABS, MBS and CMBS are subject to credit risk because underlying loan borrowers may default. Additionally, these securities are subject to prepayment risk because the underlying loans held by the issuers may be paid off prior to maturity. The value of these securities may go down as a result of changes in prepayment rates on the underlying mortgages or loans. During periods of declining interest rates, prepayment rates usually increase and the Fund may have to reinvest prepayment proceeds at a lower interest rate. The value of inverse floaters and interest-only and principal-only MBS is especially sensitive to interest rates and prepayment rates. CMBS are less susceptible to prepayment risk because underlying loans may have prepayment penalties or prepayment lock out periods.

·

Commodity Risk: Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by various external factors such as unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

·

Credit Risk: There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes.

·

Derivatives Risk: Futures, options and swaps involve risks different from, or possibly greater than the risks associated with investing directly in securities including leverage risk, tracking risk and counterparty default risk in the case of over the counter derivatives. Option positions may expire worthless exposing the Fund to potentially significant losses.

·

Emerging Market Risk. Countries with emerging markets may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

·

ETF and CEF Risk. The cost of investing in the Fund will be higher than the cost of investing directly in ETFs and CEFs and may be higher than other mutual funds that invest directly in stocks and bonds. Each ETF and CEF is subject to specific risks, depending on the nature of the fund.

·

Foreign Currency Risk: Currency trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

·

Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

·

Interest Rate Risk: Typically, a rise in interest rates causes a decline in the value of fixed income securities. The value of fixed income securities typically falls when an issuer's credit quality declines and may even become worthless if an issuer defaults.

·

Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

·

Junk Bond Risk: Lower-quality fixed income securities, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund's ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund's share price.

·

Defaulted Securities Risk. Repayment of defaulted securities and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or in solvency proceedings) is subject to significant uncertainties. Investments in defaulted securities and obligations of distressed issuers are considered speculative.

·

Leverage Risk: Using derivatives to increase the Fund's combined long and short exposure creates leverage, which can magnify the Fund's potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund's share price.

·

Liquidity Risk: Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

·

Loan Risk:  Investments in loans may subject the Fund to heightened credit risks as loans tend to be highly leveraged and potentially more susceptible to the risks of interest deferral, default and/or bankruptcy.

·

Management Risk: The adviser's and sub-adviser's judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests may prove to be incorrect and may not produce the desired results. Additionally, the adviser's judgments about the potential performance of the sub-adviser may also prove incorrect and may not produce the desired results.

·

Market Risk: Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

·

Non-Diversification Risk: As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

·

Other Investment Companies Risk : Other Investment Companies are subject to their own expenses which will be indirectly paid by the Fund, thereby increasing the cost of investing in the Fund.

·

Preferred Stock Risk: Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit and default risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

·

REIT Risk: The value of securities issued by a REIT may be affected by changes in the value of the underlying property owned by the REITs and the value of mortgage REITs may be affected by the quality of loan assets. Investment in REITs involves risks similar to those associated with investing in small capitalization companies, and REITs (especially mortgage REITs) are subject to interest rate risks. Because REITs incur expenses like management fees, investments in REITs also add an additional layer of expenses.

·

Short Position Risk: The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the adviser's ability to accurately anticipate the future value of a security or instrument. The Fund's losses are potentially unlimited in a short position transaction.

·

Structured Note Risk: Structured notes involve tracking risk, issuer default risk and may involve leverage risk. •

·

Taxation Risk: By investing in commodities indirectly through the Subsidiary, the Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund. However, because the Subsidiary is a controlled foreign corporation, any gains received from its investments in the Underlying Pools will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

·

Underlying Pools Risk: Underlying Pools are subject to investment advisory and other expenses, which will be indirectly paid by the Fund as an investor in Underlying Pools. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an Underlying Pool and may be higher than other mutual funds that invest directly in stocks and bonds. The Underlying Pools will pay management fees, brokerage commissions, and operating expenses as well as performance based fees to each Underlying Pool manager. Those performance based fees will be paid by the Underlying Pool to each manager without regard to the performance of other managers and the Underlying Pool's overall profitability. Underlying Pools are subject to specific risks, depending on the nature of the fund. Underlying Pools in which the Fund invests may have share class structures that present potential cross-class liability risk. There is no guarantee that any of the trading strategies used by the managers retained by an Underlying Pool will be profitable or avoid losses.

·

Wholly-Owned Subsidiary Risk: The Subsidiary will not be registered under the Investment Company Act of 1940 ("1940 Act") and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.

Who Should Invest in the Fund?

The Fund will provide prospective investors with an opportunity to gain access to the managed futures asset class. Additionally, the Fund's adviser believes the Fund will be appropriate for investors seeking the non-correlation benefits of managed futures investing, relative to traditional stock and bond portfolios. The adviser believes it has the expertise and experience to select Underlying Pools and other investments that may outperform asset class benchmarks.

Performance

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for the full calendar year since the Fund's inception. Returns for the Class A, Class C and Class N shares, which are not presented, will vary from the returns of the Class I shares. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index and a supplemental index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by visiting www.altegrismutualfunds.com or by calling 1-877-772-5838.

Class I Shares Performance Bar Chart For Calendar Year Ended December 31,

Best Quarter:	9/30/12	1.88%
Worst Quarter:	6/30/12	(2.55)%

Performance Table Average Annual Total Returns (For periods ended December 31, 2012)
Average Annual Returns Altegris Futures Evolution Strategy Fund		1 Year	Since Inception	Inception Date
Altegris Futures Evolution Strategy Fund Class I Funds		(2.85%)	(1.38%)	Oct 31, 2011
Altegris Futures Evolution Strategy Fund Class A Funds		(8.76%)	(6.54%)	Oct 31, 2011
Altegris Futures Evolution Strategy Fund Class C Funds	[1]		(4.10%)	Feb 16, 2012
Altegris Futures Evolution Strategy Fund Class N Funds		(3.17%)	(1.68%)	Oct 31, 2011
After Taxes on Distributions Altegris Futures Evolution Strategy Fund Class I Funds		(3.13%)	(1.68%)
After Taxes on Distributions and Sale of Fund Shares Altegris Futures Evolution Strategy Fund Class I Funds		(1.85%)	(1.35%)
BofAML 3 Month Treasury Bill Index	[2]	0.11%	0.09%	Oct 31, 2011
[1]	Class C shares commenced operations on February 16. 2012.
[2]	BofA Merrill Lynch 3 month T-Bill Index is an unmanaged index that measures returns of three month Treasury Bills.

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).  After tax returns for the share classes which are not presented will vary from the after-tax returns of Class I shares.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Altegris Futures Evolution Strategy Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to seek long term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 31 of the Fund's Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 99% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	99.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses ," which have been estimated and restated, include include both the expenses of the Fund's consolidated wholly-owned subsidiary ("Subsidiary"), as well as any amounts paid to swap counterparties and structured note issuers, as swaps and structured notes are the primary ways by which the Fund currently achieves exposure to managed futures strategies. Amounts paid to swap counterparties and structured note issuers will reduce the returns of the associated reference assets for such swaps and notes (generally "Underlying Pools" as definted below), which provide managed futures exposure. More information regarding the Subsidiary and the investments made to pursue the Fund's Managed Futures strategy can be found in the "Principal Investment Strategies" section of this Prospectus.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by allocating its assets between a "Managed Futures" strategy and a "Fixed Income" strategy.

The Managed Futures strategy may allocate assets of the Fund to a single Managed Futures portfolio or multiple Managed Futures portfolios that include investment styles or sub-strategies such as (i) trend following, (ii) discretionary, fundamentals-based investing with a focus on macroeconomic analysis, (iii) strategies that pursue both fundamental and technical trading approaches, (iv) other specialized approaches to specific or individual market sectors such as equities, interest rates, metals, agricultural and soft commodities and (v) systematic trading strategies which incorporate technical and fundamental variables.

The Managed Futures strategy investments are designed to achieve capital appreciation in the financial and commodities futures markets by investing primarily via swap contracts and structured notes providing the returns of reference assets such as securities of limited partnerships, limited liability companies, offshore corporations and other types of pooled investment vehicles, including commodity pools (collectively, "Underlying Pools"), swap contracts and structured notes. The Fund does not invest more than 25% of ts assets in any one swap counterparty or structured note issuer .   T he Fund may access the returns of a single or multiple Underlying Pool(s) that use a single manager or multiple managers to execute Managed Futures strategies without restriction as to issuer capitalization, country, or currency.  Each Underlying Pool invests according to a Managed Futures strategy in one or a combination of (i) options, (ii) futures, (iii) forwards or (iv) spot contracts, each of which may be tied to (i) commodities, (ii) financial indices and instruments, (iii) foreign currencies, or (iv) equity indices. Swap contracts and structured notes have payments linked to reference assets such as Underlying Pools and as such are designed to produce returns similar to those of Underlying Pools and their respective strategies.

The Fund's adviser seeks returns, in part, by (i) using Managed Futures strategy investments that are not expected to have returns that are highly correlated to the broad equity market and (ii) through actively managed Fixed Income strategy investments that are not expected to have returns that are highly correlated to the broad equity market or the Managed Futures strategy. However, the Fund is "non-diversified" for purposes of the Investment Company Act of 1940, as amended, which means that the Fund may invest in fewer securities at any one time than a diversified fund.

The adviser expects that less than 100%, typically 15-25%, of the Fund's total net assets will be invested in and used as collateral for Managed Futures strategies. However, through a combination of (i) investing primarily in swap contracts and structured notes having payments linked to the returns of reference assets such as Underlying Pools, and  also (ii) direct investments in Underlying Pools that use notional funding (i.e., nominal trading level exceeds the cash deposited in their trading accounts) se of Underlying Pools   the Fund will attempt to maintain an exposure to Managed Futures strategies as if between 100% and 125% of the Fund's net assets were invested.

I n order to provide the Fund with exposure to certain Managed Futures strategies that trade non-financial commodity futures contracts within the limitations of the federal tax requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code "), the Fund may invest up to 25% of its total assets in an Underlying Pool or Pools and other investments that pursue such strategies through a wholly-owned and controlled subsidiary (the "Subsidiary"). The Subsidiary will invest the majority of its assets in an Underlying Pool or Pools, swap contracts and structured notes and other investments intended to serve as margin or collateral for swap positions. However, the Fund may also make Managed Futures investments outside of the Subsidiary. The Subsidiary is subject to the same investment restrictions as the Fund, when viewed on a consolidated basis with the Fund.

The adviser expects that that less than 100%, typically 70-80%, of the Fund's total net assets will be invested in Fixed Income strategies. The Fund's adviser delegates management of the Fund's Fixed Income strategy portfolio to a sub-adviser. The Fund's adviser, after consultation with the sub-adviser, allocates the Fund's Fixed Income strategy assets among various principal sub-strategies managed by the sub-adviser, such as: "Core Fixed Income" strategy, "Low Duration" strategy and "Opportunistic Income" strategy. The amount allocated to each of the principal sub-strategies may change depending on the adviser's assessment in consultation with the sub-adviser of market risk, security valuations, market volatility and the prospects for earning income and achieving capital appreciation. The amount allocated to either the "Core Fixed Income" sub-strategy, or the "Low Duration" sub-strategy may be between 0% and 100% of amounts allocated to the Fixed Income strategy. The amount allocated to the "Opportunistic Income" sub-strategy is anticipated to generally range from 0% to 30% of amounts allocated to the Fixed Income strategy. However, the adviser anticipates it will, under normal circumstances, allocate some portion of the Fund's assets to each of the sub-adviser's sub-strategies at any given time. The Fund invests in fixed income securities of any credit quality or maturity. The Fund may invest in fixed income-related futures, options and swaps as substitutes for fixed income securities and to hedge interest rate and default risk.

The adviser, on behalf of itself and on behalf of the Fund and other funds it advises or may advise in the future that are each a series of Northern Lights Fund Trust (the "Trust"), was granted an exemptive order from the Securities and Exchange Commission that permits the adviser, with Board of Trustees approval, to enter into or amend sub-advisory agreements with sub-advisers without obtaining shareholder approval. The order eliminates the need for a shareholders meeting and vote to approve sub-advisers. Shareholders will be notified if and when a new sub-adviser is employed by the adviser.

Adviser's Investment Process

The adviser's investment process consists of five primary stages: (1) asset allocation; (2) sourcing; (3) evaluating investment vehicles and sub-advisers; (4) portfolio construction; and (5) ongoing investment monitoring, risk management and reallocation. A summary of the adviser's process is as follows:

ASSET ALLOCATION	SOURCING	EVALUATING	PORTFOLIO CONSTRUCTION	MONITORING RISK MANAGEMENT REALLOCATION

·

Review top down economic variables as it relates to managed futures and fixed income sub-strategies

·

Set asset allocation investment ranges relating to managed futures and fixed income sub-strategies

	· Source quality investment management talent within respective sub-strategies	· Qualify investment managers and investment vehicles, including Underlying Pools, swaps and structured notes · Rigorous due diligence process

·

Create portfolio of managers representing diversified investment sub-strategies

·

Assess portfolio variables including correlation among investment managers and vehicles, including Underlying Pools, fixed income portfolio and overall portfolio risk

·

Access selected managers via security selection of investment managers and vehicles including Underlying Pools, swaps or structured notes

·

Consult with sub-adviser concerning fixed income portfolio construction

·

Ongoing monitoring of sub-adviser and portfolio investment managers and vehicles, including  Underlying Pools, swaps or structured notes

·

Rebalance between sub-adviser strategies and portfolio of investment managers and vehicles and/or reallocate to new ones

Generally, the adviser's investment process narrows the universe of potential sub-strategies and managers through a rigorous screening and assessment process that includes the quantitative and qualitative information regarding prospective investment vehicles and the strategies and sub-strategies deployed. The Fund's investment portfolio is rebalanced both within the Managed Futures strategy and between the Managed Futures and the Fixed Income strategies as a result of the adviser's monitoring policies.

Sub-Adviser's Investment Process

Core Fixed Income Sub-Strategy

In implementing the Core Fixed Income sub-strategy, the sub-adviser allocates that portion of the Fund's investments to a variety of fixed income instruments. These include securities issued or guaranteed by the United States Government, its agencies, instrumentalities or sponsored corporations; corporate obligations; agency mortgage-backed securities ("MBS"); non-agency MBS; commercial mortgage-backed securities ("CMBS"); asset-backed securities ("ABS"); global developed credit (such as corporate obligations and foreign securities); foreign fixed income securities issued by corporations and governments; emerging market fixed income securities issued by corporations and governments; bank loans and assignments bearing fixed or variable interest rates of any maturity. There is no limit to the percentage of the sub-strategy's assets that may be allocated to any of the above-listed securities.

The Fund may invest in junk bonds, bank loans and assignments and credit default swaps of companies in the high yield universe. The sub-adviser allocates the high yield portfolio holdings broadly by industry and issuer in an attempt to reduce the impact of negative events for an industry or issuer. High yield portfolio holdings are allocated broadly by industry and issuer in an attempt to reduce the impact of negative events for an industry or issuer.

Junk bonds are, at the time of investment, unrated or rated BB+ or lower by S&P or Ba1 or lower by Moody's or the equivalent by any other nationally recognized statistical rating agency ("NRSRO"), or unrated securities that are determined by the sub-adviser to be of comparable quality, including those in default. Junk bonds are also known as "high yield" or "high risk" bonds." Generally, lower-rated debt securities provide a higher yield than higher rated debt securities of similar maturity but are subject to greater risk of loss of principal and interest than higher rated securities of similar maturity. Credit default swaps ("CDS") are typically two-party financial contracts that transfer credit exposure between the two parties. Under a typical CDS, one party (the "seller") receives pre-determined periodic payments from the other party (the "buyer"). The seller agrees to make compensating specific payments to the buyer if a negative credit event occurs, such as the bankruptcy or default by the issuer of the underlying debt instrument. The sub-adviser intends to allocate its high yield portfolio holdings broadly among industries and issuers in an attempt to reduce the impact of negative events for an industry or issuer.

The sub-adviser may invest a portion of the assets allocated to the Core Fixed Income sub-strategy in inverse floaters and interest-only and principal-only securities and a portion in fixed income instruments issued or guaranteed by companies, financial institutions and government entities in emerging markets countries. The sub-adviser may also invest a portion of the assets allocated to this sub-strategy in other investment companies, including other mutual funds managed by the sub-adviser, or collective investment vehicles that invest in any of the above-listed fixed income securities, to the extent permitted by applicable law.

The sub-adviser uses a controlled risk approach which includes consideration of:

·

Security selection within a given sector;

·

Relative performance of the various market sectors;

·

The shape of the yield curve; and

·

Fluctuations in the overall level of interest rates.

The sub-adviser also utilizes active asset allocation in managing the sub-strategy's investments and monitors the duration of the securities allocated to the strategy to seek to mitigate the sub-strategy's exposure to interest rate risk. The sub-adviser intends to seek to construct an investment portfolio with a weighted average effective duration of no less than two years and no more than eight years.

Low Duration Sub-Strategy

In implementing the Low Duration sub-strategy, the sub-adviser seeks current income by investing principally in debt securities of any kind. Under this sub-strategy, the Fund may invest without limit in MBS of any maturity or type, including those guaranteed by, or secured by collateral that is guaranteed by, the United States Government, its agencies, instrumentalities or sponsored corporations as well as those of private issuers not subject to any guarantee. Generally, MBS consist of government mortgage pass-through securities, collateralized mortgage obligations, multiclass pass-through securities, private mortgage pass-through securities, stripped mortgage securities (e.g., interest-only and principal-only securities) and inverse floaters. The Fund may also invest in corporate debt obligations (including foreign securities); ABS; foreign securities (corporate and government); emerging market securities (corporate and government); bank loans and assignments, including through collateralized loan obligations; income-producing securitized products, preferred securities; and other instruments bearing fixed or variable interest rates of any maturity. The Fund may invest in individual securities of any maturity, duration as well as those denominated in foreign currencies.

The sub-adviser will normally seek to construct a Low Duration sub-strategy investment portfolio for the Fund with a dollar-weighted average effective duration of three years or less. Effective duration is a measure of the portfolio duration adjusted for the anticipated effect of interest rate changes on bond and mortgage pre-payment rates.

In managing the Fund's investments, the sub-adviser portfolio manager typically uses a controlled risk approach. The techniques of this approach attempt to control the principal risk components of the fixed income markets and include consideration of:

·

Security selection within a given sector;

·

Relative performance of the various market sectors;

·

The shape of the yield curve; and

·

Fluctuations in the overall level of interest rates.

Under normal circumstances, the Low Duration sub-strategy assets are invested primarily in fixed income and other income-producing instruments rated investment grade (Baa3 or higher by Moody's or BBB- or higher by S&P or the equivalent by any other NRSRO) and in unrated securities considered by the sub-adviser to be of comparable credit quality. However, Low Duration sub-strategy assets may include up to 50% in fixed income and other income-producing instruments rated below investment grade and those that are unrated but determined by the sub-adviser to be of comparable credit quality.

The sub-adviser may seek to manage the dollar-weighted average effective duration of the Fund's Low Duration sub-strategy portfolio through the use of derivatives and other instruments (including, among others, futures contracts, U.S. Treasury swaps, interest rate swaps and total return swaps).

The Fund may also enter into derivatives transactions and other instruments of any kind for hedging purposes or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. The Fund may also use derivatives transactions with the purpose or effect of creating investment leverage. For example, the Fund may use futures contracts and options on futures contracts, in order to gain efficient long or short investment exposures as an alternative to cash investments or to hedge against portfolio exposures; interest rate swaps, to gain indirect long or short exposures to interest rates, issuers, or currencies, or to hedge against portfolio exposures; and total return swaps and credit derivatives (such as credit default swaps), put and call options, and exchange-traded and structured notes, to take indirect long or short positions on indexes, securities, currencies, commodities or other indicators of value. The Fund may invest in other investment companies or pools, including, for example, other open-end or closed-end investment companies ("CEFs"), exchange-traded funds ("ETFs"), and domestic or foreign private investment vehicles.

Opportunistic Income Sub-Strategy

In implementing the Opportunistic Income sub-strategy, the sub-adviser allocates that portion of the Fund's investments to fixed income instruments and other investments including ABS; corporate bonds, including high-yield (junk) bonds; municipal bonds; and securities of real estate investment trusts ("REITs").

This sub-strategy's investments may include substantial investments in MBS, including non-agency residential MBS. These investments have undergone extreme volatility over the past several years, driven primarily by high default rates and the securities being downgraded to "junk" status. However, the sub-adviser utilizes a unique investment process that first examines the macroeconomic status of the mortgage-backed sector. This analysis includes reviewing information regarding interest rates, yield curves and spreads, credit analysis of the issuers and a general analysis of the markets generally. From this detailed analysis, along with assessment of other economic data including market trends, unemployment data and pending legislation, the sub-adviser identifies subsectors within the mortgage sector which offer the highest potential for return. The sub-adviser then applies a qualitative analysis of potential investments looking at factors such as duration, level of delinquencies and default history. Finally, the sub-adviser performs a quantitative analysis of the potential investment, essentially performing a stress test of the potential investment's underlying portfolio of mortgages. Only when a potential investment has passed the sub-adviser's careful screening will it be added to this sub-strategy portfolio.

The sub-adviser may also utilize derivative instruments, including futures contracts, options and swaps as a substitute for taking positions in fixed income instruments, to hedge certain positions held in the strategy or to reduce exposure to other risks.

The sub-adviser places no limits on the duration of this sub-strategy's investment portfolio. The term "opportunistic" is used to indicate that the sub-adviser believes market conditions exist that offer potentially attractive risk adjusted returns.

Under each sub-strategy, portfolio securities and derivatives may be sold at any time. Sales may occur when the sub-adviser portfolio manager determines to take advantage of a better investment opportunity because the portfolio manager believes the portfolio securities or derivatives no longer represent relatively attractive investment opportunities, there is perceived deterioration in the credit fundamentals of the issuer, or the individual security or derivative has reached the portfolio manager's sell target.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund's net asset value and performance.

The following risks apply to the Fund's direct investment in securities as well the Fund's indirect  invest ments in the Subsidiary, including securities issued by Underlying Pools, swap contracts and structured notes.

·

ABS, MBS and CMBS Risk: ABS, MBS and CMBS are subject to credit risk because underlying loan borrowers may default. Additionally, these securities are subject to prepayment risk because the underlying loans held by the issuers may be paid off prior to maturity. The value of these securities may go down as a result of changes in prepayment rates on the underlying mortgages or loans. During periods of declining interest rates, prepayment rates usually increase and the Fund may have to reinvest prepayment proceeds at a lower interest rate. The value of inverse floaters and interest-only and principal-only MBS is especially sensitive to interest rates and prepayment rates. CMBS are less susceptible to prepayment risk because underlying loans may have prepayment penalties or prepayment lock out periods.

·

Commodity Risk: Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by various external factors such as unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

·

Credit Risk: There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes.

·

Derivatives Risk: Futures, options and swaps involve risks different from, or possibly greater than the risks associated with investing directly in securities including leverage risk, tracking risk and counterparty default risk in the case of over the counter derivatives. Option positions may expire worthless exposing the Fund to potentially significant losses.

·

Emerging Market Risk. Countries with emerging markets may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

·

ETF and CEF Risk. The cost of investing in the Fund will be higher than the cost of investing directly in ETFs and CEFs and may be higher than other mutual funds that invest directly in stocks and bonds. Each ETF and CEF is subject to specific risks, depending on the nature of the fund.

·

Foreign Currency Risk: Currency trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

·

Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

·

Interest Rate Risk: Typically, a rise in interest rates causes a decline in the value of fixed income securities. The value of fixed income securities typically falls when an issuer's credit quality declines and may even become worthless if an issuer defaults.

·

Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

·

Junk Bond Risk: Lower-quality fixed income securities, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund's ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund's share price.

·

Defaulted Securities Risk. Repayment of defaulted securities and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or in solvency proceedings) is subject to significant uncertainties. Investments in defaulted securities and obligations of distressed issuers are considered speculative.

·

Leverage Risk: Using derivatives to increase the Fund's combined long and short exposure creates leverage, which can magnify the Fund's potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund's share price.

·

Liquidity Risk: Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

·

Loan Risk:  Investments in loans may subject the Fund to heightened credit risks as loans tend to be highly leveraged and potentially more susceptible to the risks of interest deferral, default and/or bankruptcy.

·

Management Risk: The adviser's and sub-adviser's judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests may prove to be incorrect and may not produce the desired results. Additionally, the adviser's judgments about the potential performance of the sub-adviser may also prove incorrect and may not produce the desired results.

·

Market Risk: Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

·

Non-Diversification Risk: As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

·

Other Investment Companies Risk : Other Investment Companies are subject to their own expenses which will be indirectly paid by the Fund, thereby increasing the cost of investing in the Fund.

·

Preferred Stock Risk: Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit and default risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

·

REIT Risk: The value of securities issued by a REIT may be affected by changes in the value of the underlying property owned by the REITs and the value of mortgage REITs may be affected by the quality of loan assets. Investment in REITs involves risks similar to those associated with investing in small capitalization companies, and REITs (especially mortgage REITs) are subject to interest rate risks. Because REITs incur expenses like management fees, investments in REITs also add an additional layer of expenses.

·

Short Position Risk: The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the adviser's ability to accurately anticipate the future value of a security or instrument. The Fund's losses are potentially unlimited in a short position transaction.

·

Structured Note Risk: Structured notes involve tracking risk, issuer default risk and may involve leverage risk. •

·

Taxation Risk: By investing in commodities indirectly through the Subsidiary, the Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund. However, because the Subsidiary is a controlled foreign corporation, any gains received from its investments in the Underlying Pools will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

·

Underlying Pools Risk: Underlying Pools are subject to investment advisory and other expenses, which will be indirectly paid by the Fund as an investor in Underlying Pools. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an Underlying Pool and may be higher than other mutual funds that invest directly in stocks and bonds. The Underlying Pools will pay management fees, brokerage commissions, and operating expenses as well as performance based fees to each Underlying Pool manager. Those performance based fees will be paid by the Underlying Pool to each manager without regard to the performance of other managers and the Underlying Pool's overall profitability. Underlying Pools are subject to specific risks, depending on the nature of the fund. Underlying Pools in which the Fund invests may have share class structures that present potential cross-class liability risk. There is no guarantee that any of the trading strategies used by the managers retained by an Underlying Pool will be profitable or avoid losses.

·

Wholly-Owned Subsidiary Risk: The Subsidiary will not be registered under the Investment Company Act of 1940 ("1940 Act") and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

Who Should Invest in the Fund?

The Fund will provide prospective investors with an opportunity to gain access to the managed futures asset class. Additionally, the Fund's adviser believes the Fund will be appropriate for investors seeking the non-correlation benefits of managed futures investing, relative to traditional stock and bond portfolios. The adviser believes it has the expertise and experience to select Underlying Pools and other investments that may outperform asset class benchmarks.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for the full calendar year since the Fund's inception. Returns for the Class A, Class C and Class N shares, which are not presented, will vary from the returns of the Class I shares. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index and a supplemental index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by visiting www.altegrismutualfunds.com or by calling 1-877-772-5838.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-772-5838
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.altegrismutualfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class I Shares Performance Bar Chart For Calendar Year Ended December 31,
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	9/30/12	1.88%
Worst Quarter:	6/30/12	(2.55)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.88%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.55%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns for the share classes which are not presented will vary from the after-tax returns of Class I shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).  After tax returns for the share classes which are not presented will vary from the after-tax returns of Class I shares.

BofAML 3 Month Treasury Bill Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.11%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	0.09%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2011	[1]
Altegris Futures Evolution Strategy Fund Class A Funds
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Swap/Structured Note Fees and Expenses	rr_Component1OtherExpensesOverAssets	0.25%	[2]
Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	0.41%
Other Expenses	rr_OtherExpensesOverAssets	0.66%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.66%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.50%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	1,028
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,677
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,443
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,434
1 Year	rr_AverageAnnualReturnYear01	(8.76%)
Since Inception	rr_AverageAnnualReturnSinceInception	(6.54%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2011
Altegris Futures Evolution Strategy Fund Class C Funds
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Swap/Structured Note Fees and Expenses	rr_Component1OtherExpensesOverAssets	0.25%	[2]
Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	0.41%
Other Expenses	rr_OtherExpensesOverAssets	0.66%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.41%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	3.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	448
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,383
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,324
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,708
1 Year	rr_AverageAnnualReturnYear01		[5]
Since Inception	rr_AverageAnnualReturnSinceInception	(4.10%)	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 16, 2012	[5]
Altegris Futures Evolution Strategy Fund Class I Funds
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Swap/Structured Note Fees and Expenses	rr_Component1OtherExpensesOverAssets	0.25%	[2]
Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	0.41%
Other Expenses	rr_OtherExpensesOverAssets	0.66%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.41%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	350
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,097
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,865
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,878
Annual Return 2012	rr_AnnualReturn2012	(2.85%)
1 Year	rr_AverageAnnualReturnYear01	(2.85%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.38%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2011
Altegris Futures Evolution Strategy Fund Class I Funds | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.13%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.68%)
Altegris Futures Evolution Strategy Fund Class I Funds | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.85%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.35%)
Altegris Futures Evolution Strategy Fund Class N Funds
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Swap/Structured Note Fees and Expenses	rr_Component1OtherExpensesOverAssets	0.25%	[2]
Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	0.41%
Other Expenses	rr_OtherExpensesOverAssets	0.66%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.66%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	374
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,169
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,982
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,094
1 Year	rr_AverageAnnualReturnYear01	(3.17%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.68%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2011

[1]	BofA Merrill Lynch 3 month T-Bill Index is an unmanaged index that measures returns of three month Treasury Bills.
[2]	The cost of swap(s) and structured note(s) include only the costs embedded in the swap(s) and note(s) that reduce returns of the associated reference assets (i.e., Underlying Pools), but do not include the operating expenses of those reference assets. Returns of swap(s) and note(s) will be reduced, and their losses increased, by the operating expenses of the Underlying Pools used as reference assets, and such operating expenses may include management and performance fees of CTAs engaged by Underlying Pools, as well as Underlying Pool operatior, administration and audit expenses One or more of the Underlying Pools used as a reference asset for a swap(s) or note(s) may pay a performance fee to a CTA, even if the return of other reference assets associated with the swap(s)/note(s) is negative. The operating expenses of reference assets, which are not reflected in the Annual Fund Operating Expenses table above, are embedded in the returns of the associated swap(s)/note(s) and represent an indirect cost of investing in the Fund. Generally, the management fees and performance fees of CTAs employed by the Underlying Pools that may be used as reference assets range from 0% to 2% of assigned trading level and 15% to 25% of the returns, respectively.
[3]	"Other Expenses ," which have been estimated and restated, include include both the expenses of the Fund's consolidated wholly-owned subsidiary ("Subsidiary"), as well as any amounts paid to swap counterparties and structured note issuers, as swaps and structured notes are the primary ways by which the Fund currently achieves exposure to managed futures strategies. Amounts paid to swap counterparties and structured note issuers will reduce the returns of the associated reference assets for such swaps and notes (generally "Underlying Pools" as definted below), which provide managed futures exposure. More information regarding the Subsidiary and the investments made to pursue the Fund's Managed Futures strategy can be found in the "Principal Investment Strategies" section of this Prospectus.
[4]	The Fund's adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until April 30, 2014, to ensure that total annual Fund operating expenses (including organizational and offering costs) after fee waiver and reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, expenses of other investment companies, Underlying Pools, swaps or structured notes in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 2.25%, 3.00%, 2.00% and 2.25% of average daily net assets attributable to Class A, Class C, Class I and Class N shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser. A "Fee Waiver" table can be found in the "Management" section of this Prospectus.
[5]	Class C shares commenced operations on February 16. 2012.

MutualHedge Frontier Legends Fund | MutualHedge Frontier Legends Fund
MutualHedge Frontier Legends Fund
Investment Objective:

 The Fund seeks to achieve capital appreciation in both rising and falling (bull and bear) equity markets with an annualized level of volatility that is generally lower than the historic level of volatility experienced by the S&P 500 Index.

Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares of the Fund’s Prospectus on page 30.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees MutualHedge Frontier Legends Fund	MutualHedge Frontier Legends Fund Class A	MutualHedge Frontier Legends Fund Class C		MutualHedge Frontier Legends Fund Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a% of offering price)	5.75%	none		none
Maximum Deferred Sales Charge (Load) (as a% of original purchase price)	1.00%	1.00%	[1]	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none		none
Redemption Fee (as a% of amount redeemed, if sold in less than 30 days)	1.00%	1.00%		1.00%
Exchange Fee	none	none		none
[1]	Purchases of Class C shares prior to November 13, 2012 are not subject to the CDSC.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MutualHedge Frontier Legends Fund		MutualHedge Frontier Legends Fund Class A	MutualHedge Frontier Legends Fund Class C	MutualHedge Frontier Legends Fund Class I
Management Fees		1.45%	1.45%	1.45%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1][2]	0.71%	0.71%	0.72%
Acquired Fund Fees and Expenses	[3]	0.07%	0.07%	0.07%
Total Annual Fund Operating Expenses		2.48%	3.23%	2.24%
Fee Waiver and/or Reimbursement	[4]	(0.03%)	(0.03%)	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement		2.45%	3.20%	2.20%
[1]	"Other Expenses" include fees and expenses associated with the Fund's investments in Trading Companies (as defined below) through its wholly owned subsidiary (the "Subsidiary") during the fiscal year ended on September 30, 2012. 0.27% of the Other Expenses for Class A, C and I shares are comprised of management fees paid to CTAs by the Trading Companies in which the Fund invested, 0. 21% of the Other Expenses for Class A, C and I shares are comprised of performance-based incentive fees ("Performance Fees") paid to such CTAs by such Trading Companies and 0.04% of the other expenses for Class A, C and I are comprised of operating expenses attributable to the trading companies. As of September 30, 2012, the aggregate weighted average management fees and weighted average Performance Fees of the Managed Futures Programs (as defined below) in which the Subsidiary invested were 0.81% of notional exposure and 21.90% of trading profits, respectively. Positive performance of any Trading Company will have the effect of increasing Other Expenses to the extent that the relevant CTA earns Performance Fees. The Subsidiary's investments in Trading Companies are also subject to certain derivative trading costs, including brokerage commissions and various exchange fees.
[2]	"Other Expenses" does not include costs associated with any over-the-counter derivatives that provide the Fund with exposure to Managed Futures Programs, which is the primary manner in which the Fund intends to gain exposure to Managed Futures Programs. Costs associated with such derivative instruments include any fee paid to the Fund's counterparty and the fees and expenses associated with the Managed Futures Programs referenced by such derivative instruments. Such costs are included in the return of any such derivative instruments and, therefore, represent an indirect cost of investing in the Fund. The Fund does not anticipate that it will pay fees to derivative counterparties in the fiscal year 2013 in excess of 0.50% of the notional exposure to Managed Futures Program provided by the relevant derivative instrument. Based on the notional amount of the Fund's over-the-counter derivative positions as of September 30, 2012, the Fund was subject to counterparty fees equal to approximately 0.34% (annualized) of Fund assets on such date.
[3]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[4]	The adviser has contractually agreed to waive its management fees and/or to make payments to limit Fund expenses, until May 31, 2014 so that the total annual operating expenses (including the Advisory fee, any Rule 12b-1 fees and other expenses described in the Investment Advisory Agreement, but exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short) taxes or extraordinary expenses such as litigation) of the Fund do not exceed 1.86% for Class A shares, 2.61% for Class C shares and 1.61% for Class I shares. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example MutualHedge Frontier Legends Fund (USD $)	1-YEAR	3-YEAR	5-YEAR	10-YEAR
MutualHedge Frontier Legends Fund Class A	909	1,300	1,817	3,227
MutualHedge Frontier Legends Fund Class C	423	992	1,685	3,529
MutualHedge Frontier Legends Fund Class I	223	696	1,196	2,572

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities or derivative instruments (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal period, the Fund’s portfolio turnover rate was 9% ~~of the average value of its portfolio.~~

Principal Investment Strategies:

 The Fund pursues its investment objective by mainly investing, primarily, directly or indirectly through its wholly-owned subsidiary (the “Subsidiary”), in a combination of (i) Trading Companies that employ the Managed Futures Program of one or more commodity trading advisers (“CTAs”) selected by the Fund’s investment adviser, Equinox Fund Management, LLC ("Equinox" or the "Adviser") and/or derivative instruments such as swap agreements that provide exposure to the such Managed Futures Programs, and (ii) an actively managed fixed-income portfolio.  A “Managed Futures Program” generally is a trading program that a CTA uses to guide its investments in futures, forwards, options or spot contracts. Each of these investments may be tied to a particular asset class: commodities, equities, fixed income or foreign currencies.  A “Trading Company” is a pooled investment vehicle organized as a limited liability company and operated as a commodity pool.  The Fund’s return will be derived principally from changes in the value of securities held in the Fund’s portfolio, and the Fund’s assets consist principally of securities (including shares of the Subsidiary).  The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.

· Derivative Instruments:  The Fund or the Subsidiary may invest directly in a variety of derivative instruments including exchange-traded futures and option contracts, forward contracts (including interbank currencies), swaps and other over the counter (“OTC”) derivatives, or may invest in one or more Managed Futures Programs that utilize such derivative instruments to gain exposure to a wide variety of global markets for currencies, interest rates, stock market indices, energy resources, metals and agricultural products.  Derivatives may be used as substitutes for securities, commodity, and currencies and for hedging price risk.  In general, a derivative instrument typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. Any Managed Futures Program may take a long or short position in such markets.  Any investment in derivative instruments may be subject to fees and transaction costs that will negatively impact the Fund’s performance.

To the extent the Fund employs derivatives to gain exposure to Managed Futures Programs, it is anticipated that the Fund will utilize a total return swap (a "Swap"), a type of derivative instrument based on a customized index of Managed Futures Program(s) or a basket of Trading Companies (in each case, a “Reference Program”) designed to replicate the aggregate returns of the Managed Futures Programs selected by the Adviser. Any Swap will be based on a notional amount agreed upon by the Adviser and a counterparty. The Adviser will retain the ability to (i) add or remove Managed Futures Programs from the Reference Program and (ii) adjust the notional exposure between the Managed Futures Programs that comprise the Reference Program. Generally, the fees and expenses of a Swap are based on the notional value of the Swap. The value of a Reference Program typically includes a deduction for fees of the counterparty as well as management and performance fees of the relevant CTAs. Because the Reference Program is designed to replicate the returns of Managed Futures Programs selected by the Adviser, the performance of the Fund will depend on the ability of the relevant CTAs to generate returns in excess of the costs of the relevant Swap(s).

· Fixed-Income Securities: The fixed-income securities in which the Fund invest s in may have any maturity may include, without limitation, corporate bonds and other corporate debt securities, securities issued by the U.S. government and its agencies and instrumentalities, money market securities and other interest-bearing instruments or any derivative instrument meant to track the return of any such instrument, and cash. The Fund may buy debt securities for liquidity purposes, to serve as collateral related to other Fund investments, or to seek income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts. The Fund may also invest, without limitation, in money market funds or other investment companies (such as exchange traded funds) whose assets are comprised primarily of fixed income securities or that seek to track the composition and/or performance of specific fixed income indexes. These fixed-income securities and other investments may serve as margin and collateral for the derivatives positions of the Fund.

· Subsidiary:  Generally, the Fund may invest up to approximately 25% of its total assets in the Subsidiary, which has the same investment objective as the Fund. Investments in the Subsidiary are intended to provide the Fund with exposure to futures contracts and commodities in a manner consistent with the limitations of the federal tax requirements that apply to the Fund.  To the extent they are applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund.

Equinox employs a multi-step process to select and allocate across Managed Futures Programs that are consistent with the Fund’s investment objective:

i. Screening.  Equinox uses proprietary and commercial databases to identify a universe of Managed Futures Programs that may be suitable for investment by the Subsidiary.  These programs are quantitatively screened primarily based on their historic performance data (i.e., return streams and volatility over selected time frames).  Other criteria are also used to screen programs, including length of track record and assets under management.

ii. Analysis and Selection.  Equinox further analyzes the pre-screened Managed Futures Programs by examining both qualitative and quantitative factors.  The qualitative factors include the business backgrounds of the principals, the trading strategies used, and the depth of the CTA’s research department. Quantitative analyses include a variety of financial and statistical measures that are used to better comprehend and categorize the program trading strategies.

All Managed Futures Programs selected for inclusion into the portfolio undergo rigorous due diligence reviews before receiving an allocation.  Due diligence reviews include site visits, track record verification, and background checks of the firm and principals.

iii. Portfolio Design.    Equinox invests the assets of the Subsidiary with the aim of providing exposure to a portfolio of complementary Managed Futures Programs that is consistent with the Fund’s investment objective.  Equinox seeks to moderate portfolio risk by diversifying the Fund’s exposure to futures contracts and other derivative instruments across: (i) trading methodologies (e.g., trend following, countertrend, spread, technical, fundamental); (ii) trading time horizons; and (iii) sectors and markets (currencies, interest rates, stock market indices, energy resources, metals and agricultural products).  The relative weightings and overall exposure to Managed Futures Programs in the portfolio are adjusted periodically.

iv. Risk Management.  Equinox monitors the trading and performance of the Managed Futures Programs in the portfolio with the aims of identifying and mitigating unusual risks.  Some of the factors monitored are margin usage, daily volatility, and equity drawdowns.  Responses to extraordinary trading patterns or increased risk may include consultation with the CTA to determine the cause of the condition, partial redemption of allocated assets, or complete withdrawal from the trading program.

Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance.

The following describes some of the risks the Fund may bear through direct investments in securities and derivatives as well as indirectly through its investment in the Subsidiary.

Commodities Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of a Trading Company or commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments.

Counterparty Risk. The derivative contracts entered into by the Fund, the Subsidiary or a Trading Company may be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Subsidiary or a Trading Company, the Fund, the Subsidiary or Trading Company must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund, the Subsidiary or a Trading Company may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.

Credit Risk.  If a security issuer or a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease.  Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss.  In addition, the credit quality of securities may be lowered if an issuer's financial condition changes.

Currency Risk.  The Fund’s exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency that the Fund is short.  Currency rates in foreign countries may fluctuate significantly over short periods of time for a ny number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

Derivatives Risk.  The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities, commodities or currencies underlying those derivatives.  Derivatives have economic leverage inherent in their terms that will magnify losses.  There may be an imperfect correlation between the changes in market value of derivatives and the underlying asset upon which they are based.  Purchased options may expire worthless.  Derivative counterparties may default.  There may not always be a liquid secondary market for derivative contracts. Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

Fixed-Income Securities Risk.  Fixed income securities are subject to credit risk and interest rate risk. Credit risk, as described more fully above, refers to the possibility that the issuer of a debt security will be unable to make interest payments or repay principal when it becomes due. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

Foreign Market Risk.  There is less legal and regulatory protection for investors in foreign markets than that available domestically.  Additionally, trading on foreign exchanges is subject to the risks presented by exchange controls, expropriation, increased tax burdens and exposure to local economic declines and political instability.  Some foreign derivative markets are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation.  International trading activities are subject to foreign exchange risk.

Government Intervention and Regulatory Changes Risk . The recent instability of financial markets has led the government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that are exposed to extreme volatility and in some cases lack of liquidity. For example, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) (which was passed into law in July 2010) significantly revises and expands the rulemaking, supervisory and enforcement authority of federal bank, securities and commodities regulators. It is unclear how these regulators will exercise these revised and expanded powers and whether they will undertake rulemaking, supervisory or enforcement actions that would adversely affect the Fund or investments made by the Fund.  There can be no assurance that future regulatory actions authorized by the Dodd-Frank Act will not adversely impact the Fund. Major changes resulting from the Dodd-Frank Act or other legislative or regulatory actions could materially affect the profitability of the Fund or the value of investments made by the Fund or force the Fund to revise its investment strategy or divest certain of its investments. Any of these developments could expose the Fund to additional costs, taxes, liabilities, enforcement actions and reputational risk.

In addition, the Dodd-Frank Act established a new regulatory structure for derivatives. If more restrictive position limits are imposed on investors in the commodity futures and other derivative markets, the Managed Futures Programs in which trading companies invest, and as a result, the Fund, may be adversely affected. Similarly, changes in the regulation of foreign currency-related trading arising from the Dodd-Frank Act may make such trading more expensive for the Fund, and otherwise limit the Fund’s ability to engage in such trading, which could adversely affect the Fund.

In 2012, the CFTC adopted certain rule amendments that significantly affected the exemptions from CFTC regulations available to the Fund and its Subsidiary.  Effective January 1, 2013, the Fund and its Subsidiary are subject to CFTC regulations as a result of these changes.  At the time of the CFTC’s adoption of the rule amendments, Equinox was (and continues to be) registered as a commodity pool operator and, accordingly, is subject to CFTC regulations.  The on-going compliance implications of these amendments are not yet fully effective and their scope of application is still uncertain.  CFTC-mandated disclosure, reporting and recordkeeping obligations will apply with respect to the Fund once the CFTC proposal that seeks to “harmonize” these obligations with overlapping SEC regulations is finalized.  The effects of these regulatory changes could increase Fund expenses, reduce investment returns or limit the Fund’s ability to implement its investment strategy.

Indirect F ees and Expenses Risk.  The cost of investing in the Fund may be higher than the cost of other mutual funds that invest directly in futures, forwards or other derivative instruments. In addition to the Fund's direct fees and expenses, you will indirectly bear fees and expenses paid by the Subsidiary and by any Trading Company in which the Fund or the Subsidiary invest, including commodity brokerage commissions and operating expenses. Further, any investment in a Managed Futures Program is expected to be subject to management and performance-based fees. Management fees typically are based on the leveraged account size or the “notional exposure” of the Fund to the relevant Managed Futures Program and not the actual cash invested.

Leverage/Volatility Risk.  The use of leverage by the Fund (or Managed Futures Programs in which the Fund invests) will cause the value of the Fund’s shares to be more volatile than if the Fund did not employ leverage.This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities or other investments.  Furthermore, derivative contracts are highly volatile and are subject to occasional rapid and substantial fluctuations. Consequently, you could lose all or substantially all of your investment in the Fund should the Fund’s trading positions suddenly turn unprofitable.

Liquidity Risk.  The Fund is subject to liquidity risk primarily due to its investments in derivatives.  Investments in illiquid assets involve the risk that the Fund may be unable to sell such assets or sell them at a reasonable price.

Management Risk.   The Adviser’s judgments about the attractiveness, value and potential appreciation or depreciation of a particular security or derivative in which the Fund invests or sells short may prove to be inaccurate and may not produce the desired results.

Non-Diversification Risk.  The Fund is a non-diversified investment company, which means that more of the Fund’s assets may be invested in the securities of a single issuer than could be invested in the securities of a single issuer by a diversified investment company.  The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

OTC Trading Risk. Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the “over-the-counter” or “OTC” market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Performance F ees Risk. The performance-based fees paid to a CTA may create an incentive for that CTA to make investments that are riskier or more speculative than those it might have made in the absence of such performance-based fees. In addition, because performance-based fees will generally be calculated on a basis that includes unrealized trading profits of the relevant Managed Futures Program, the fee may be greater than if it were based solely on realized gains. Positive performance of the Fund’s investments in a Managed Futures Program is expected to result in performance-based compensation being paid to the relevant CTA, which will be borne indirectly by the Fund, even if the Fund’s overall returns are negative. Further, because performance fees are frequently calculated on a quarterly basis (and, in some cases, upon a withdrawal of capital from a Trading Company), it is possible that a CTA could earn a performance fee in a year in which its overall performance for the entire year was negative.

Short Sale Strategy Risk. The trading strategies employed by a Managed Futures Program may involve short positions in the relevant markets and the underlying derivative instruments and futures contracts. The potential gain in respect of a short position is limited by the fact that such positions can never earn a trading profit greater than the price of the relevant asset at the time the short position was executed. Conversely, because losses on a short position arise from increases in the value of the security (or other asset) sold short, such loss is theoretically unlimited.

Subsidiary Risk.  The Subsidiary is not registered under the Investment Company Act of 1940 and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the Investment Company Act of 1940. Thus, the Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies.  Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands governmental authority taxes, Fund shareholders would likely suffer decreased investment returns.

Trading Strategy Risk.  The profitability of any Managed Futures Program depends primarily on the ability of its CTA to anticipate price movements in the relevant markets and underlying derivative instruments and futures contracts.  Such price movements are may be influenced by, among other things:

·

changes in interest rates;

·

governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies;

·

weather and climate conditions;

·

natural disasters, such as hurricanes;

·

changing supply and demand relationships;

·

changes in balances of payments and trade;

·

U.S. and international rates of inflation and deflation;

·

currency devaluations and revaluations;

·

U.S. and international political and economic events; and

·

changes in philosophies and emotions of various market participants.

A CTA’s trading methods may not take all of these factors into account. In addition, In addition, the Fund will indirectly bear the expenses, including management fees, incentive fees and transaction fees, of the relevant Managed Futures Programs through reduced returns.

The successful use of forward and futures contracts relies upon the relevant CTA’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of futures contracts are :

• Futures and forward contracts have a high degree of price variability and are subject to occasional rapid and substantial changes in market value of the instruments held;

• the imperfect correlation between the change in the price of the forward or futures contracts and the market value of the underlying instrument or reference assets with respect to such contracts;

• possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired;

• possible market disruption or other extraordinary events, including but not limited to, governmental intervention;

• losses caused by unanticipated market movements, which are potentially unlimited;

• such CTA’s inability to predict correctly the direction of asset prices, interest rates, currency exchange rates and other economic factors; and

• the possibility that the counterparty will default in the performance of its obligations.

The use of futures contracts, forward contracts and derivative instruments will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class underlying an investment and results in increased volatility, and potentially greater losses. There is no assurance that the Fund’s investment in a derivative instrument or Trading Company with leveraged exposure to certain investments and markets will enable the Fund to achieve its investment objective.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund.  The bar chart shows performance of the Fund’s Class A ~~shares for each full calendar year since the Fund’s inception.  The performance table compares the performance of the Fund’s Class A , Class C and Class I shares over time to the performance of a broad-based securities market index.   You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.  Updated performance information will be available at no cost by visiting www.mutualhedge.com or by calling 1-888-643-3431.~~

Performance Bar Chart For Class A Shares - Total Return Calendar Years Ended December 31

Returns do not reflect sales charges and would be lower if they did

Best Quarter:	September 30, 2011	6.81%
Worst Quarter:	December 31, 2012	(3.72)%

Performance Table Average Annual Total Returns (For period s ended December 31, 2012)
Average Annual Returns MutualHedge Frontier Legends Fund		1 Year	Since Inception	Inception Date
MutualHedge Frontier Legends Fund Class A		(9.46%)	(1.06%)	Dec 31, 2009
MutualHedge Frontier Legends Fund Class C		(5.62%)	0.16%	Dec 31, 2009
MutualHedge Frontier Legends Fund Class I	[1]	(3.71%)	(1.55%)	May 24, 2011
After Taxes on Distributions MutualHedge Frontier Legends Fund Class A		(9.46%)	(1.87%)
After Taxes on Distributions and Sale of Fund Shares MutualHedge Frontier Legends Fund Class A		(6.15%)	(1.35%)
S&P 500�� Index (reflects no deduction for fees, expenses or taxes)		16.00%	10.87%	Dec 31, 2009
[1]	Class I shares commenced operations on May 24, 2011

The S&P 500 ® Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies.  Index returns assume reinvestment of dividends.  An investor cannot invest directly in an index.

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).  After tax returns for Class C shares and Class I shares , which are not shown, will vary from those of Class A shares.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MutualHedge Frontier Legends Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

 The Fund seeks to achieve capital appreciation in both rising and falling (bull and bear) equity markets with an annualized level of volatility that is generally lower than the historic level of volatility experienced by the S&P 500 Index.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares of the Fund’s Prospectus on page 30.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Fund pays transaction costs, such as commissions, when it buys and sells securities or derivative instruments (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal period, the Fund’s portfolio turnover rate was 9% ~~of the average value of its portfolio.~~

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

 The Fund pursues its investment objective by mainly investing, primarily, directly or indirectly through its wholly-owned subsidiary (the “Subsidiary”), in a combination of (i) Trading Companies that employ the Managed Futures Program of one or more commodity trading advisers (“CTAs”) selected by the Fund’s investment adviser, Equinox Fund Management, LLC ("Equinox" or the "Adviser") and/or derivative instruments such as swap agreements that provide exposure to the such Managed Futures Programs, and (ii) an actively managed fixed-income portfolio.  A “Managed Futures Program” generally is a trading program that a CTA uses to guide its investments in futures, forwards, options or spot contracts. Each of these investments may be tied to a particular asset class: commodities, equities, fixed income or foreign currencies.  A “Trading Company” is a pooled investment vehicle organized as a limited liability company and operated as a commodity pool.  The Fund’s return will be derived principally from changes in the value of securities held in the Fund’s portfolio, and the Fund’s assets consist principally of securities (including shares of the Subsidiary).  The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.

· Derivative Instruments:  The Fund or the Subsidiary may invest directly in a variety of derivative instruments including exchange-traded futures and option contracts, forward contracts (including interbank currencies), swaps and other over the counter (“OTC”) derivatives, or may invest in one or more Managed Futures Programs that utilize such derivative instruments to gain exposure to a wide variety of global markets for currencies, interest rates, stock market indices, energy resources, metals and agricultural products.  Derivatives may be used as substitutes for securities, commodity, and currencies and for hedging price risk.  In general, a derivative instrument typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. Any Managed Futures Program may take a long or short position in such markets.  Any investment in derivative instruments may be subject to fees and transaction costs that will negatively impact the Fund’s performance.

To the extent the Fund employs derivatives to gain exposure to Managed Futures Programs, it is anticipated that the Fund will utilize a total return swap (a "Swap"), a type of derivative instrument based on a customized index of Managed Futures Program(s) or a basket of Trading Companies (in each case, a “Reference Program”) designed to replicate the aggregate returns of the Managed Futures Programs selected by the Adviser. Any Swap will be based on a notional amount agreed upon by the Adviser and a counterparty. The Adviser will retain the ability to (i) add or remove Managed Futures Programs from the Reference Program and (ii) adjust the notional exposure between the Managed Futures Programs that comprise the Reference Program. Generally, the fees and expenses of a Swap are based on the notional value of the Swap. The value of a Reference Program typically includes a deduction for fees of the counterparty as well as management and performance fees of the relevant CTAs. Because the Reference Program is designed to replicate the returns of Managed Futures Programs selected by the Adviser, the performance of the Fund will depend on the ability of the relevant CTAs to generate returns in excess of the costs of the relevant Swap(s).

· Fixed-Income Securities: The fixed-income securities in which the Fund invest s in may have any maturity may include, without limitation, corporate bonds and other corporate debt securities, securities issued by the U.S. government and its agencies and instrumentalities, money market securities and other interest-bearing instruments or any derivative instrument meant to track the return of any such instrument, and cash. The Fund may buy debt securities for liquidity purposes, to serve as collateral related to other Fund investments, or to seek income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts. The Fund may also invest, without limitation, in money market funds or other investment companies (such as exchange traded funds) whose assets are comprised primarily of fixed income securities or that seek to track the composition and/or performance of specific fixed income indexes. These fixed-income securities and other investments may serve as margin and collateral for the derivatives positions of the Fund.

· Subsidiary:  Generally, the Fund may invest up to approximately 25% of its total assets in the Subsidiary, which has the same investment objective as the Fund. Investments in the Subsidiary are intended to provide the Fund with exposure to futures contracts and commodities in a manner consistent with the limitations of the federal tax requirements that apply to the Fund.  To the extent they are applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund.

Equinox employs a multi-step process to select and allocate across Managed Futures Programs that are consistent with the Fund’s investment objective:

i. Screening.  Equinox uses proprietary and commercial databases to identify a universe of Managed Futures Programs that may be suitable for investment by the Subsidiary.  These programs are quantitatively screened primarily based on their historic performance data (i.e., return streams and volatility over selected time frames).  Other criteria are also used to screen programs, including length of track record and assets under management.

ii. Analysis and Selection.  Equinox further analyzes the pre-screened Managed Futures Programs by examining both qualitative and quantitative factors.  The qualitative factors include the business backgrounds of the principals, the trading strategies used, and the depth of the CTA’s research department. Quantitative analyses include a variety of financial and statistical measures that are used to better comprehend and categorize the program trading strategies.

All Managed Futures Programs selected for inclusion into the portfolio undergo rigorous due diligence reviews before receiving an allocation.  Due diligence reviews include site visits, track record verification, and background checks of the firm and principals.

iii. Portfolio Design.    Equinox invests the assets of the Subsidiary with the aim of providing exposure to a portfolio of complementary Managed Futures Programs that is consistent with the Fund’s investment objective.  Equinox seeks to moderate portfolio risk by diversifying the Fund’s exposure to futures contracts and other derivative instruments across: (i) trading methodologies (e.g., trend following, countertrend, spread, technical, fundamental); (ii) trading time horizons; and (iii) sectors and markets (currencies, interest rates, stock market indices, energy resources, metals and agricultural products).  The relative weightings and overall exposure to Managed Futures Programs in the portfolio are adjusted periodically.

iv. Risk Management.  Equinox monitors the trading and performance of the Managed Futures Programs in the portfolio with the aims of identifying and mitigating unusual risks.  Some of the factors monitored are margin usage, daily volatility, and equity drawdowns.  Responses to extraordinary trading patterns or increased risk may include consultation with the CTA to determine the cause of the condition, partial redemption of allocated assets, or complete withdrawal from the trading program.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following describes some of the risks the Fund may bear through direct investments in securities and derivatives as well as indirectly through its investment in the Subsidiary.

Commodities Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of a Trading Company or commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments.

Counterparty Risk. The derivative contracts entered into by the Fund, the Subsidiary or a Trading Company may be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Subsidiary or a Trading Company, the Fund, the Subsidiary or Trading Company must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund, the Subsidiary or a Trading Company may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.

Credit Risk.  If a security issuer or a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease.  Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss.  In addition, the credit quality of securities may be lowered if an issuer's financial condition changes.

Currency Risk.  The Fund’s exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency that the Fund is short.  Currency rates in foreign countries may fluctuate significantly over short periods of time for a ny number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

Derivatives Risk.  The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities, commodities or currencies underlying those derivatives.  Derivatives have economic leverage inherent in their terms that will magnify losses.  There may be an imperfect correlation between the changes in market value of derivatives and the underlying asset upon which they are based.  Purchased options may expire worthless.  Derivative counterparties may default.  There may not always be a liquid secondary market for derivative contracts. Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

Fixed-Income Securities Risk.  Fixed income securities are subject to credit risk and interest rate risk. Credit risk, as described more fully above, refers to the possibility that the issuer of a debt security will be unable to make interest payments or repay principal when it becomes due. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

Foreign Market Risk.  There is less legal and regulatory protection for investors in foreign markets than that available domestically.  Additionally, trading on foreign exchanges is subject to the risks presented by exchange controls, expropriation, increased tax burdens and exposure to local economic declines and political instability.  Some foreign derivative markets are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation.  International trading activities are subject to foreign exchange risk.

Government Intervention and Regulatory Changes Risk . The recent instability of financial markets has led the government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that are exposed to extreme volatility and in some cases lack of liquidity. For example, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) (which was passed into law in July 2010) significantly revises and expands the rulemaking, supervisory and enforcement authority of federal bank, securities and commodities regulators. It is unclear how these regulators will exercise these revised and expanded powers and whether they will undertake rulemaking, supervisory or enforcement actions that would adversely affect the Fund or investments made by the Fund.  There can be no assurance that future regulatory actions authorized by the Dodd-Frank Act will not adversely impact the Fund. Major changes resulting from the Dodd-Frank Act or other legislative or regulatory actions could materially affect the profitability of the Fund or the value of investments made by the Fund or force the Fund to revise its investment strategy or divest certain of its investments. Any of these developments could expose the Fund to additional costs, taxes, liabilities, enforcement actions and reputational risk.

In addition, the Dodd-Frank Act established a new regulatory structure for derivatives. If more restrictive position limits are imposed on investors in the commodity futures and other derivative markets, the Managed Futures Programs in which trading companies invest, and as a result, the Fund, may be adversely affected. Similarly, changes in the regulation of foreign currency-related trading arising from the Dodd-Frank Act may make such trading more expensive for the Fund, and otherwise limit the Fund’s ability to engage in such trading, which could adversely affect the Fund.

In 2012, the CFTC adopted certain rule amendments that significantly affected the exemptions from CFTC regulations available to the Fund and its Subsidiary.  Effective January 1, 2013, the Fund and its Subsidiary are subject to CFTC regulations as a result of these changes.  At the time of the CFTC’s adoption of the rule amendments, Equinox was (and continues to be) registered as a commodity pool operator and, accordingly, is subject to CFTC regulations.  The on-going compliance implications of these amendments are not yet fully effective and their scope of application is still uncertain.  CFTC-mandated disclosure, reporting and recordkeeping obligations will apply with respect to the Fund once the CFTC proposal that seeks to “harmonize” these obligations with overlapping SEC regulations is finalized.  The effects of these regulatory changes could increase Fund expenses, reduce investment returns or limit the Fund’s ability to implement its investment strategy.

Indirect F ees and Expenses Risk.  The cost of investing in the Fund may be higher than the cost of other mutual funds that invest directly in futures, forwards or other derivative instruments. In addition to the Fund's direct fees and expenses, you will indirectly bear fees and expenses paid by the Subsidiary and by any Trading Company in which the Fund or the Subsidiary invest, including commodity brokerage commissions and operating expenses. Further, any investment in a Managed Futures Program is expected to be subject to management and performance-based fees. Management fees typically are based on the leveraged account size or the “notional exposure” of the Fund to the relevant Managed Futures Program and not the actual cash invested.

Leverage/Volatility Risk.  The use of leverage by the Fund (or Managed Futures Programs in which the Fund invests) will cause the value of the Fund’s shares to be more volatile than if the Fund did not employ leverage.This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities or other investments.  Furthermore, derivative contracts are highly volatile and are subject to occasional rapid and substantial fluctuations. Consequently, you could lose all or substantially all of your investment in the Fund should the Fund’s trading positions suddenly turn unprofitable.

Liquidity Risk.  The Fund is subject to liquidity risk primarily due to its investments in derivatives.  Investments in illiquid assets involve the risk that the Fund may be unable to sell such assets or sell them at a reasonable price.

Management Risk.   The Adviser’s judgments about the attractiveness, value and potential appreciation or depreciation of a particular security or derivative in which the Fund invests or sells short may prove to be inaccurate and may not produce the desired results.

Non-Diversification Risk.  The Fund is a non-diversified investment company, which means that more of the Fund’s assets may be invested in the securities of a single issuer than could be invested in the securities of a single issuer by a diversified investment company.  The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

OTC Trading Risk. Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the “over-the-counter” or “OTC” market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Performance F ees Risk. The performance-based fees paid to a CTA may create an incentive for that CTA to make investments that are riskier or more speculative than those it might have made in the absence of such performance-based fees. In addition, because performance-based fees will generally be calculated on a basis that includes unrealized trading profits of the relevant Managed Futures Program, the fee may be greater than if it were based solely on realized gains. Positive performance of the Fund’s investments in a Managed Futures Program is expected to result in performance-based compensation being paid to the relevant CTA, which will be borne indirectly by the Fund, even if the Fund’s overall returns are negative. Further, because performance fees are frequently calculated on a quarterly basis (and, in some cases, upon a withdrawal of capital from a Trading Company), it is possible that a CTA could earn a performance fee in a year in which its overall performance for the entire year was negative.

Short Sale Strategy Risk. The trading strategies employed by a Managed Futures Program may involve short positions in the relevant markets and the underlying derivative instruments and futures contracts. The potential gain in respect of a short position is limited by the fact that such positions can never earn a trading profit greater than the price of the relevant asset at the time the short position was executed. Conversely, because losses on a short position arise from increases in the value of the security (or other asset) sold short, such loss is theoretically unlimited.

Subsidiary Risk.  The Subsidiary is not registered under the Investment Company Act of 1940 and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the Investment Company Act of 1940. Thus, the Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies.  Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands governmental authority taxes, Fund shareholders would likely suffer decreased investment returns.

Trading Strategy Risk.  The profitability of any Managed Futures Program depends primarily on the ability of its CTA to anticipate price movements in the relevant markets and underlying derivative instruments and futures contracts.  Such price movements are may be influenced by, among other things:

·

changes in interest rates;

·

governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies;

·

weather and climate conditions;

·

natural disasters, such as hurricanes;

·

changing supply and demand relationships;

·

changes in balances of payments and trade;

·

U.S. and international rates of inflation and deflation;

·

currency devaluations and revaluations;

·

U.S. and international political and economic events; and

·

changes in philosophies and emotions of various market participants.

A CTA’s trading methods may not take all of these factors into account. In addition, In addition, the Fund will indirectly bear the expenses, including management fees, incentive fees and transaction fees, of the relevant Managed Futures Programs through reduced returns.

The successful use of forward and futures contracts relies upon the relevant CTA’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of futures contracts are :

• Futures and forward contracts have a high degree of price variability and are subject to occasional rapid and substantial changes in market value of the instruments held;

• the imperfect correlation between the change in the price of the forward or futures contracts and the market value of the underlying instrument or reference assets with respect to such contracts;

• possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired;

• possible market disruption or other extraordinary events, including but not limited to, governmental intervention;

• losses caused by unanticipated market movements, which are potentially unlimited;

• such CTA’s inability to predict correctly the direction of asset prices, interest rates, currency exchange rates and other economic factors; and

• the possibility that the counterparty will default in the performance of its obligations.

The use of futures contracts, forward contracts and derivative instruments will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class underlying an investment and results in increased volatility, and potentially greater losses. There is no assurance that the Fund’s investment in a derivative instrument or Trading Company with leveraged exposure to certain investments and markets will enable the Fund to achieve its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is a non-diversified investment company, which means that more of the Fund's assets may be invested in the securities of a single issuer than could be invested in the securities of a single issuer by a diversified investment company. The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund.  The bar chart shows performance of the Fund’s Class A ~~shares for each full calendar year since the Fund’s inception.  The performance table compares the performance of the Fund’s Class A , Class C and Class I shares over time to the performance of a broad-based securities market index.   You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.  Updated performance information will be available at no cost by visiting www.mutualhedge.com or by calling 1-888-643-3431.~~

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-643-3431
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.mutualhedge.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart For Class A Shares - Total Return Calendar Years Ended December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Returns do not reflect sales charges and would be lower if they did

Best Quarter:	September 30, 2011	6.81%
Worst Quarter:	December 31, 2012	(3.72)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.72%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For period s ended December 31, 2012)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns for Class C shares and Class I shares , which are not shown, will vary from those of Class A shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The S&P 500 ® Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies.  Index returns assume reinvestment of dividends.  An investor cannot invest directly in an index.

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).  After tax returns for Class C shares and Class I shares , which are not shown, will vary from those of Class A shares.

S&P 500�� Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
Since Inception	rr_AverageAnnualReturnSinceInception	10.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009
MutualHedge Frontier Legends Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	(1.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.71%	[1],[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.48%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.45%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	909
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,300
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,817
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,227
Annual Return 2010	rr_AnnualReturn2010	5.13%
Annual Return 2011	rr_AnnualReturn2011	1.73%
Annual Return 2012	rr_AnnualReturn2012	(3.92%)
1 Year	rr_AverageAnnualReturnYear01	(9.46%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.06%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009
MutualHedge Frontier Legends Fund Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.46%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.87%)
MutualHedge Frontier Legends Fund Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.15%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.35%)
MutualHedge Frontier Legends Fund Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[5]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	(1.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.71%	[1],[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.23%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	3.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	423
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	992
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,685
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,529
1 Year	rr_AverageAnnualReturnYear01	(5.62%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009
MutualHedge Frontier Legends Fund Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	(1.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.72%	[1],[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.24%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	223
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	696
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,196
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,572
1 Year	rr_AverageAnnualReturnYear01	(3.71%)	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	(1.55%)	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 24, 2011	[6]

[1]	"Other Expenses" include fees and expenses associated with the Fund's investments in Trading Companies (as defined below) through its wholly owned subsidiary (the "Subsidiary") during the fiscal year ended on September 30, 2012. 0.27% of the Other Expenses for Class A, C and I shares are comprised of management fees paid to CTAs by the Trading Companies in which the Fund invested, 0. 21% of the Other Expenses for Class A, C and I shares are comprised of performance-based incentive fees ("Performance Fees") paid to such CTAs by such Trading Companies and 0.04% of the other expenses for Class A, C and I are comprised of operating expenses attributable to the trading companies. As of September 30, 2012, the aggregate weighted average management fees and weighted average Performance Fees of the Managed Futures Programs (as defined below) in which the Subsidiary invested were 0.81% of notional exposure and 21.90% of trading profits, respectively. Positive performance of any Trading Company will have the effect of increasing Other Expenses to the extent that the relevant CTA earns Performance Fees. The Subsidiary's investments in Trading Companies are also subject to certain derivative trading costs, including brokerage commissions and various exchange fees.
[2]	"Other Expenses" does not include costs associated with any over-the-counter derivatives that provide the Fund with exposure to Managed Futures Programs, which is the primary manner in which the Fund intends to gain exposure to Managed Futures Programs. Costs associated with such derivative instruments include any fee paid to the Fund's counterparty and the fees and expenses associated with the Managed Futures Programs referenced by such derivative instruments. Such costs are included in the return of any such derivative instruments and, therefore, represent an indirect cost of investing in the Fund. The Fund does not anticipate that it will pay fees to derivative counterparties in the fiscal year 2013 in excess of 0.50% of the notional exposure to Managed Futures Program provided by the relevant derivative instrument. Based on the notional amount of the Fund's over-the-counter derivative positions as of September 30, 2012, the Fund was subject to counterparty fees equal to approximately 0.34% (annualized) of Fund assets on such date.
[3]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[4]	The adviser has contractually agreed to waive its management fees and/or to make payments to limit Fund expenses, until May 31, 2014 so that the total annual operating expenses (including the Advisory fee, any Rule 12b-1 fees and other expenses described in the Investment Advisory Agreement, but exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short) taxes or extraordinary expenses such as litigation) of the Fund do not exceed 1.86% for Class A shares, 2.61% for Class C shares and 1.61% for Class I shares. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.
[5]	Purchases of Class C shares prior to November 13, 2012 are not subject to the CDSC.
[6]	Class I shares commenced operations on May 24, 2011

Sierra Core Retirement Fund | Sierra Core Retirement Fund
Sierra Core Retirement Fund
Investment Objectives:
The Fund’s two investment objectives are to provide long-term total return (the combination of yield and net price gains from the Underlying Funds) and to limit volatility and downside risk.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A and Class A1shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 18  of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Sierra Core Retirement Fund	Sierra Core Retirement Fund Class A	Sierra Core Retirement Fund Class A1 shares	Sierra Core Retirement Fund Class C	Sierra Core Retirement Fund Class I	Sierra Core Retirement Fund Class I1 shares	Sierra Core Retirement Fund Class R	Sierra Core Retirement Fund Class Y shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	5.75%	none	none	none	none	none
Maximum Deferred Sales Charge (Load)(as a % of the lower of original purchase price or redemption proceeds)	1.00%	1.00%	none	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none	none	none	none	none
Redemption Fee (as a % of amount redeemed, if applicable)	none	none	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Sierra Core Retirement Fund		Sierra Core Retirement Fund Class A	Sierra Core Retirement Fund Class A1 shares	Sierra Core Retirement Fund Class C	Sierra Core Retirement Fund Class I	Sierra Core Retirement Fund Class I1 shares	Sierra Core Retirement Fund Class R	Sierra Core Retirement Fund Class Y shares
Management Fees		1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
Distribution and/or Service (12b-1) Fees		0.25%	0.40%	1.00%	0.25%	0.40%	none	none
Other Expenses		0.21%	0.34%	0.21%	0.21%	0.34%	0.21%	0.25%
Acquired Fund Fees and Expenses (1)	[1]	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%
Total Annual Fund Operating Expenses		2.30%	2.58%	3.05%	2.30%	2.58%	2.05%	2.09%
Fee Waiver and Reimbursement	[2]		(0.09%)			(0.09%)
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement		2.30%	2.49%	3.05%	2.30%	2.49%	2.05%	2.09%
[1]	Acquired Fund Fees and Expenses are the estimated average indirect costs of investing in other investment companies (the "Underlying Funds"). The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fund's adviser has contractually agreed to waive its fees and/or reimburse expenses of the Fund, at least until January 31, 2014 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any front-end or contingent deferred loads, leverage, interest, brokerage fees, acquired fund fees and expenses, expenses incurred with any merger or reorganization, taxes, dividend expense on securities sold short and extraordinary expenses, such as litigation)), do not exceed 1.75%, 1.90%, 2.50%, 1.75%, 1.90%, 1.50% and 1.50% of its average daily net assets of the Class A, Class A1, Class C, Class I, Class I1, Class R and Class Y shares, respectively of the Fund. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the Fund's adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example Sierra Core Retirement Fund (USD $)	1-YEAR	3-YEAR	5-YEAR	10-YEAR
Sierra Core Retirement Fund Class A	795	1,252	1,734	3,059
Sierra Core Retirement Fund Class C	308	942	1,601	3,365
Sierra Core Retirement Fund Class I	233	718	1,230	2,636
Sierra Core Retirement Fund Class R	208	643	1,103	2,379
Sierra Core Retirement Fund Class A1 shares	813	1,323	1,859	3,316
Sierra Core Retirement Fund Class I1 shares	252	794	1,362	2,908
Sierra Core Retirement Fund Class Y shares	212	655	1,124	2,421

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 125% ~~of the average value of its portfolio.~~

Principal Investment Strategies:

 The Sierra Core Retirement Fund is a “fund of funds”.  The Fund's Adviser seeks to achieve the Fund's investment objectives by investing in (1) open-end investment companies (mutual funds), (2) exchange-traded funds (“ETFs”), and (3) closed-end investment companies (collectively "Underlying Funds") using the Adviser's multi-asset diversification strategy.  The Adviser constructs the Fund's broadly-diversified investment portfolio by investing at various times in a wide range of Underlying Funds that invest in various security and investment categories.

Underlying Funds include those that invest in:

·

equity securities (common and preferred stock) of both domestic and foreign companies of various sizes;

·

fixed-income securities of domestic and foreign corporate and government issuers, without restriction as to maturity or credit quality, including "high yield" securities;

·

physical commodities, such as crude oil, copper and wheat, through mutual funds and ETFs that invest in commodity-linked derivatives;

·

currencies and the Dollar Index, and its inverse;

·

funds that rise in value when interest rates rise; and

·

money-market instruments.

The Fund defines high yield securities, also known as "junk bonds," as fixed-income securities rated below investment grade (rated BB+ or lower by S&P or comparably rated by another nationally recognized statistical rating organization (NRSRO)), and if unrated, determined by the Adviser to be of comparable quality.

The Adviser's multi-asset diversification strategy employs unusually broad diversification across Asset Classes (investment categories), markets, industries and issuers in an effort to limit downside risk as well as to seek opportunities to enhance return.  The Adviser constructs the Fund's portfolio in the following manner:  First, the Adviser selects Asset Classes that it believes will respond differently to a variety of economic forces.  Second, the Adviser identifies diversified Underlying Funds through which the Fund can participate in each chosen Asset Class.  Third, within many Asset Classes, the Adviser attempts to identify Underlying Funds with managers whose history demonstrates an ability to add positive Alpha (above-peer-group-average total return after adjusting for volatility).  Where available, the Fund invests in institutional share classes, those with the lowest internal fees for those Underlying Funds.  Fourth, the Adviser monitors each Underlying Fund daily, and sells or hedges the Underlying Fund whenever it declines “substantially”, as defined by the Adviser’s proprietary studies of the historic behavior of the Asset Class represented by the Underlying Fund.

The Adviser does not employ a passive, “buy and hold”, strategy.  As part of its integrated risk-management disciplines, the Adviser monitors each Fund holding daily and applies a trailing stop discipline to each Underlying Fund within the Fund’s portfolio, based on the proprietary approach (“Sell disciplines”) which the portfolio managers have used since 1987 with their managed separate accounts, in order to limit the impact on the overall Fund portfolio of any sustained decline in a given Asset Class or Underlying Fund.

The Sell disciplines used by the portfolio managers for the past 22 years are not designed to attempt to buy at lows or to sell at highs, but to participate in a substantial part of any sustained uptrend in a selected Asset Class, as well as to step aside during most of any sustained downtrend.  The Adviser employs a “reactive” approach as distinct from a “predictive” approach.  The Adviser does not consider its approach to be a “trading” style in terms of frequency, and does not expect to average more than two Sell signals per year in each Asset Class.

The overall Asset Allocation of the Fund is not fixed.  It can and does change significantly over time as the Adviser decides to re-allocate portions of the portfolio in response to trend changes in the U.S. and global economy and in various investment markets. The Fund's Advisor may engage in frequent buying and selling of portfolio securities to achieve the Fund's investment objectives.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  The Fund is not intended to be a complete investment program.  Many factors affect the Fund’s net asset value and performance.

·

Equity Risk.  The net asset value of the Fund will fluctuate based on changes in the value of the equity securities held by those Underlying Funds that invest in U.S. and/or foreign stocks.  Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

·

Fixed-Income Risk.  When the Fund invests in Underlying Funds that invest in fixed-income securities, the value of your investment in the Fund will fluctuate with changes in interest rates, as well as other factors.  Defaults by fixed income issuers in which the Underlying Funds invest may also harm performance.

·

Junk Bond Risk.  Underlying Fund investments in lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce liquidity in these bonds.  Junk bond issuers are more sensitive to economic conditions than high quality issuers and more likely to seek bankruptcy protection which will delay resolution of bond holder claims and may eliminate liquidity.

·

Foreign Risk.  Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The net asset value of the Fund will fluctuate based on changes in the value of the foreign securities held by any Underlying Funds that invest in such securities.

·

Emerging Markets Risk.  Underlying Funds may invest in emerging market countries that may have relatively unstable governments, weaker economies, and less-developed legal systems, which do not protect securities holders.  Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default.

·

Commodity-Linked Derivative Risk.  When the Fund invests in commodities through Underlying Funds that invest in commodity-linked derivative instruments the Fund is exposed to risks affecting a particular industry or commodity, such as drought, floods, and adverse regulatory developments.  Commodity-linked derivatives may also have leverage risk, which amplifies the effect of a small movement in commodity prices on the Fund.

·

Management Risk.  The Adviser's dependence on multi-asset diversification and judgments about the attractiveness, value and potential appreciation of particular Asset Classes in which the Fund invests will in some cases prove to be incorrect and have negative impacts on performance.

·

Portfolio Turnover Risk.  As to the portion of the portfolio invested in ETFs and closed-end investment companies, turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs.  The Fund’s investment style will result in most capital gains within the portfolio being realized as short-term capital gains.

·

Small and Mid-Capitalization Issuer Risk.  Investments in Underlying Funds that own securities of small- and mid-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments.  These companies often have narrower markets, fewer products, or services to offer and more limited managerial and financial resources than do larger, more established companies.

·

Underlying Fund Costs and Risks.  Each Underlying Fund is subject to specific risks, depending on its investments.  Underlying Funds are also subject to investment advisory and other expenses, which are indirectly borne by the Fund.  As a result, your overall cost of investing in the underlying stocks, bonds and other basic assets will be higher than the cost of investing directly in them, and may be higher than other mutual funds that invest directly in stocks and bonds.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund.  The bar chart shows performance of Class R shares of the Fund for each full calendar year since the Fund's inception.  The performance table compares the performance of the share classes of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.  Updated performance information is available at no cost by calling 1-866-738-4363 or visiting SierraMutualFunds.com.

Class R Annual Total Return For Calendar Years Ended December 311

[1]  The returns are for Class R Shares, which would have substantially similar annual returns as the other share classes because the shares are invested in the same portfolio of securities and the returns for each class would differ only to the extent that the classes do not have the same expenses.

Best Quarter:	2nd Quarter 2009	20.12%
Worst Quarter:	3rd Quarter 2008	(3.52)%

Performance Table Average Annual Total Returns (For periods ended December 31, 2012)
Average Annual Returns Sierra Core Retirement Fund		1 Year	5 Years	Since Inception	Inception Date
Sierra Core Retirement Fund Class R		6.91%	8.56%	8.54%	Dec 24, 2007
Sierra Core Retirement Fund Class A		0.49%	7.07%	7.06%	Dec 24, 2007
Sierra Core Retirement Fund Class C	[1]	5.86%		4.50%	Feb 5, 2010
Sierra Core Retirement Fund Class I		6.68%	8.31%	8.30%	Dec 24, 2007
After Taxes on Distributions Sierra Core Retirement Fund Class R		5.67%	6.80%	6.78%
After Taxes on Distributions and Sale of Fund Shares Sierra Core Retirement Fund Class R		4.47%	6.38%	6.37%
Standard & Poor's 500 Index (reflects no deduction for fees, expenses or taxes)		16.00%	1.66%	1.28%	Dec 24, 2007
[1]	Class C shares commenced operations February 5, 2010.

Class A1, Class I1 and Class Y shares are not shown because they commenced operations on June 7, 2012 and do not have a full calendar year of performance .

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs). After tax returns are not shown for Class A, C and I shares and would differ from those of Class R shares.

The Standard and Poor's 500 Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies.  Index returns assume reinvestment of dividends. Its performance does not reflect any deduction for fees, management expenses or taxes.  An investor cannot invest directly in an index.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Sierra Core Retirement Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s two investment objectives are to provide long-term total return (the combination of yield and net price gains from the Underlying Funds) and to limit volatility and downside risk.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A and Class A1shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 18  of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-01-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 125% ~~of the average value of its portfolio.~~

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	125.00%
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are the estimated average indirect costs of investing in other investment companies (the "Underlying Funds").
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

 The Sierra Core Retirement Fund is a “fund of funds”.  The Fund's Adviser seeks to achieve the Fund's investment objectives by investing in (1) open-end investment companies (mutual funds), (2) exchange-traded funds (“ETFs”), and (3) closed-end investment companies (collectively "Underlying Funds") using the Adviser's multi-asset diversification strategy.  The Adviser constructs the Fund's broadly-diversified investment portfolio by investing at various times in a wide range of Underlying Funds that invest in various security and investment categories.

Underlying Funds include those that invest in:

·

equity securities (common and preferred stock) of both domestic and foreign companies of various sizes;

·

fixed-income securities of domestic and foreign corporate and government issuers, without restriction as to maturity or credit quality, including "high yield" securities;

·

physical commodities, such as crude oil, copper and wheat, through mutual funds and ETFs that invest in commodity-linked derivatives;

·

currencies and the Dollar Index, and its inverse;

·

funds that rise in value when interest rates rise; and

·

money-market instruments.

The Fund defines high yield securities, also known as "junk bonds," as fixed-income securities rated below investment grade (rated BB+ or lower by S&P or comparably rated by another nationally recognized statistical rating organization (NRSRO)), and if unrated, determined by the Adviser to be of comparable quality.

The Adviser's multi-asset diversification strategy employs unusually broad diversification across Asset Classes (investment categories), markets, industries and issuers in an effort to limit downside risk as well as to seek opportunities to enhance return.  The Adviser constructs the Fund's portfolio in the following manner:  First, the Adviser selects Asset Classes that it believes will respond differently to a variety of economic forces.  Second, the Adviser identifies diversified Underlying Funds through which the Fund can participate in each chosen Asset Class.  Third, within many Asset Classes, the Adviser attempts to identify Underlying Funds with managers whose history demonstrates an ability to add positive Alpha (above-peer-group-average total return after adjusting for volatility).  Where available, the Fund invests in institutional share classes, those with the lowest internal fees for those Underlying Funds.  Fourth, the Adviser monitors each Underlying Fund daily, and sells or hedges the Underlying Fund whenever it declines “substantially”, as defined by the Adviser’s proprietary studies of the historic behavior of the Asset Class represented by the Underlying Fund.

The Adviser does not employ a passive, “buy and hold”, strategy.  As part of its integrated risk-management disciplines, the Adviser monitors each Fund holding daily and applies a trailing stop discipline to each Underlying Fund within the Fund’s portfolio, based on the proprietary approach (“Sell disciplines”) which the portfolio managers have used since 1987 with their managed separate accounts, in order to limit the impact on the overall Fund portfolio of any sustained decline in a given Asset Class or Underlying Fund.

The Sell disciplines used by the portfolio managers for the past 22 years are not designed to attempt to buy at lows or to sell at highs, but to participate in a substantial part of any sustained uptrend in a selected Asset Class, as well as to step aside during most of any sustained downtrend.  The Adviser employs a “reactive” approach as distinct from a “predictive” approach.  The Adviser does not consider its approach to be a “trading” style in terms of frequency, and does not expect to average more than two Sell signals per year in each Asset Class.

The overall Asset Allocation of the Fund is not fixed.  It can and does change significantly over time as the Adviser decides to re-allocate portions of the portfolio in response to trend changes in the U.S. and global economy and in various investment markets. The Fund's Advisor may engage in frequent buying and selling of portfolio securities to achieve the Fund's investment objectives.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  The Fund is not intended to be a complete investment program.  Many factors affect the Fund’s net asset value and performance.

·

Equity Risk.  The net asset value of the Fund will fluctuate based on changes in the value of the equity securities held by those Underlying Funds that invest in U.S. and/or foreign stocks.  Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

·

Fixed-Income Risk.  When the Fund invests in Underlying Funds that invest in fixed-income securities, the value of your investment in the Fund will fluctuate with changes in interest rates, as well as other factors.  Defaults by fixed income issuers in which the Underlying Funds invest may also harm performance.

·

Junk Bond Risk.  Underlying Fund investments in lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce liquidity in these bonds.  Junk bond issuers are more sensitive to economic conditions than high quality issuers and more likely to seek bankruptcy protection which will delay resolution of bond holder claims and may eliminate liquidity.

·

Foreign Risk.  Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The net asset value of the Fund will fluctuate based on changes in the value of the foreign securities held by any Underlying Funds that invest in such securities.

·

Emerging Markets Risk.  Underlying Funds may invest in emerging market countries that may have relatively unstable governments, weaker economies, and less-developed legal systems, which do not protect securities holders.  Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default.

·

Commodity-Linked Derivative Risk.  When the Fund invests in commodities through Underlying Funds that invest in commodity-linked derivative instruments the Fund is exposed to risks affecting a particular industry or commodity, such as drought, floods, and adverse regulatory developments.  Commodity-linked derivatives may also have leverage risk, which amplifies the effect of a small movement in commodity prices on the Fund.

·

Management Risk.  The Adviser's dependence on multi-asset diversification and judgments about the attractiveness, value and potential appreciation of particular Asset Classes in which the Fund invests will in some cases prove to be incorrect and have negative impacts on performance.

·

Portfolio Turnover Risk.  As to the portion of the portfolio invested in ETFs and closed-end investment companies, turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs.  The Fund’s investment style will result in most capital gains within the portfolio being realized as short-term capital gains.

·

Small and Mid-Capitalization Issuer Risk.  Investments in Underlying Funds that own securities of small- and mid-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments.  These companies often have narrower markets, fewer products, or services to offer and more limited managerial and financial resources than do larger, more established companies.

·

Underlying Fund Costs and Risks.  Each Underlying Fund is subject to specific risks, depending on its investments.  Underlying Funds are also subject to investment advisory and other expenses, which are indirectly borne by the Fund.  As a result, your overall cost of investing in the underlying stocks, bonds and other basic assets will be higher than the cost of investing directly in them, and may be higher than other mutual funds that invest directly in stocks and bonds.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund.  The bar chart shows performance of Class R shares of the Fund for each full calendar year since the Fund's inception.  The performance table compares the performance of the share classes of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.  Updated performance information is available at no cost by calling 1-866-738-4363 or visiting SierraMutualFunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-738-4363
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	SierraMutualFunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class R Annual Total Return For Calendar Years Ended December 311
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

[1]  The returns are for Class R Shares, which would have substantially similar annual returns as the other share classes because the shares are invested in the same portfolio of securities and the returns for each class would differ only to the extent that the classes do not have the same expenses.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	2nd Quarter 2009	20.12%
Worst Quarter:	3rd Quarter 2008	(3.52)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.52%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2012)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns are not shown for Class A, C and I shares and would differ from those of Class R shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Class A1, Class I1 and Class Y shares are not shown because they commenced operations on June 7, 2012 and do not have a full calendar year of performance .

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs). After tax returns are not shown for Class A, C and I shares and would differ from those of Class R shares.

The Standard and Poor's 500 Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies.  Index returns assume reinvestment of dividends. Its performance does not reflect any deduction for fees, management expenses or taxes.  An investor cannot invest directly in an index.

Standard & Poor's 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
Since Inception	rr_AverageAnnualReturnSinceInception	1.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 24, 2007
Sierra Core Retirement Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)(as a % of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.30%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets		[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.30%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A and Class A1shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	795
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,252
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,734
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,059
1 Year	rr_AverageAnnualReturnYear01	0.49%
5 Years	rr_AverageAnnualReturnYear05	7.07%
Since Inception	rr_AverageAnnualReturnSinceInception	7.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 24, 2007
Sierra Core Retirement Fund Class A1 shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)(as a % of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.40%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.58%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.49%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A and Class A1shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	813
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,323
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,859
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,316
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class A1, Class I1 and Class Y shares are not shown because they commenced operations on June 7, 2012 and do not have a full calendar year of performance .
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 24, 2007
Sierra Core Retirement Fund Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)(as a % of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.05%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets		[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	3.05%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	308
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	942
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,601
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,365
1 Year	rr_AverageAnnualReturnYear01	5.86%	[3]
5 Years	rr_AverageAnnualReturnYear05		[3]
Since Inception	rr_AverageAnnualReturnSinceInception	4.50%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 5, 2010	[3]
Sierra Core Retirement Fund Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)(as a % of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.30%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets		[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	233
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	718
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,230
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,636
1 Year	rr_AverageAnnualReturnYear01	6.68%
5 Years	rr_AverageAnnualReturnYear05	8.31%
Since Inception	rr_AverageAnnualReturnSinceInception	8.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 24, 2007
Sierra Core Retirement Fund Class I1 shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)(as a % of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.40%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.58%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.49%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	252
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	794
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,362
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,908
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class A1, Class I1 and Class Y shares are not shown because they commenced operations on June 7, 2012 and do not have a full calendar year of performance .
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 24, 2007
Sierra Core Retirement Fund Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)(as a % of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.05%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets		[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.05%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	208
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	643
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,103
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,379
Annual Return 2008	rr_AnnualReturn2008	(2.82%)
Annual Return 2009	rr_AnnualReturn2009	30.81%
Annual Return 2010	rr_AnnualReturn2010	8.07%
Annual Return 2011	rr_AnnualReturn2011	2.63%
Annual Return 2012	rr_AnnualReturn2012	6.91%
1 Year	rr_AverageAnnualReturnYear01	6.91%
5 Years	rr_AverageAnnualReturnYear05	8.56%
Since Inception	rr_AverageAnnualReturnSinceInception	8.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 24, 2007
Sierra Core Retirement Fund Class R | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.67%
5 Years	rr_AverageAnnualReturnYear05	6.80%
Since Inception	rr_AverageAnnualReturnSinceInception	6.78%
Sierra Core Retirement Fund Class R | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.47%
5 Years	rr_AverageAnnualReturnYear05	6.38%
Since Inception	rr_AverageAnnualReturnSinceInception	6.37%
Sierra Core Retirement Fund Class Y shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)(as a % of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.09%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets		[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.09%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	212
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	655
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,124
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,421
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class A1, Class I1 and Class Y shares are not shown because they commenced operations on June 7, 2012 and do not have a full calendar year of performance .
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 24, 2007

[1]	Acquired Fund Fees and Expenses are the estimated average indirect costs of investing in other investment companies (the "Underlying Funds"). The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fund's adviser has contractually agreed to waive its fees and/or reimburse expenses of the Fund, at least until January 31, 2014 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any front-end or contingent deferred loads, leverage, interest, brokerage fees, acquired fund fees and expenses, expenses incurred with any merger or reorganization, taxes, dividend expense on securities sold short and extraordinary expenses, such as litigation)), do not exceed 1.75%, 1.90%, 2.50%, 1.75%, 1.90%, 1.50% and 1.50% of its average daily net assets of the Class A, Class A1, Class C, Class I, Class I1, Class R and Class Y shares, respectively of the Fund. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the Fund's adviser.
[3]	Class C shares commenced operations February 5, 2010.

SIERRA STRATEGIC INCOME FUND | SIERRA STRATEGIC INCOME FUND
SIERRA STRATEGIC INCOME FUND
Investment Objectives:
The Fund's two investment objectives are to provide total return (with income contributing a significant part) and to limit volatility and downside risk.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 19  ~~of the Fund's Prospectus.~~

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees SIERRA STRATEGIC INCOME FUND	SIERRA STRATEGIC INCOME FUND Class A Shares	SIERRA STRATEGIC INCOME FUND Class C Shares	SIERRA STRATEGIC INCOME FUND Class I Shares	SIERRA STRATEGIC INCOME FUND Class R Shares	SIERRA STRATEGIC INCOME FUND Class Y Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load)(as a % of the lower of purchase price or redemption proceeds)	1.00%	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none	none	none
Redemption Fee	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses SIERRA STRATEGIC INCOME FUND		SIERRA STRATEGIC INCOME FUND Class A Shares	SIERRA STRATEGIC INCOME FUND Class C Shares	SIERRA STRATEGIC INCOME FUND Class I Shares	SIERRA STRATEGIC INCOME FUND Class R Shares	SIERRA STRATEGIC INCOME FUND Class Y Shares
Management Fees		0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.40%	1.00%	0.40%	none	none
Other Expenses		0.30%	0.35%	0.32%	0.36%	0.41%
Acquired Fund Fees and Expenses (1)	[1]	0.49%	0.49%	0.49%	0.49%	0.49%
Total Annual Fund Operating Expenses		1.94%	2.59%	1.96%	1.60%	1.65%
Fee Waiver	[2]	(0.15%)	(0.20%)	(0.17%)	(0.11%)	(0.21%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement		1.79%	2.39%	1.79%	1.49%	1.44%
[1]	Acquired Fund Fees and Expenses are the estimated average indirect costs of investing in other investment companies (the "Underlying Funds"). The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fund's advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least January 31, 2014, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any front-end or contingent deferred loads, taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, expenses of other investment companies in which the Fund may invest, or extraordinary expenses, such as litigation and dividend expenses on securities sold short) ) will not exceed 1.30%, 1.90%, 1.30%, 1.00% and 0.95% of the daily average net assets attributable to each of the Class A, Class C, Class I , Class R and Class Y shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the advisor.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example SIERRA STRATEGIC INCOME FUND (USD $)	1-YEAR	3-YEAR	5-YEAR	10-YEAR
SIERRA STRATEGIC INCOME FUND Class A Shares	746	1,135	1,549	2,698
SIERRA STRATEGIC INCOME FUND Class C Shares	242	787	1,357	2,910
SIERRA STRATEGIC INCOME FUND Class I Shares	182	599	1,042	2,272
SIERRA STRATEGIC INCOME FUND Class R Shares	152	494	860	1,891
SIERRA STRATEGIC INCOME FUND Class Y Shares	147	500	877	1,937

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.   During the most recent fiscal period, the Fund's portfolio turnover rate was 72% of the average value of its portfolio.

Principal Investment Strategies:

 The Sierra Strategic Income Fund is a "fund of funds" and will invest in (1) open-end investment companies (mutual funds), (2) exchange-traded funds ("ETFs"), and (3) exchange-traded notes ("ETNs") (collectively "Underlying Funds").  The Fund's Adviser seeks to achieve the Fund's investment objectives by investing primarily in Underlying Funds that in turn invest in a wide variety of fixed-income instruments of any maturity, including domestic and foreign bonds, some of which are hedged against currency risk, funds that are designed to have returns that are inverse to the 10-year U.S. Treasury note or the 30-year U.S. Treasury bond, as well as real estate investment trusts ("REITs") and other income-generating underlying assets.  The Fund invests in Underlying Funds without restriction as to issuer credit quality (including "high-yield" or "junk bonds"), capitalization, country or the individual security maturity of the securities held by the Underlying Funds.  The Fund defines high-yield securities, also known as junk bonds, as fixed-income securities rated below investment grade (rated BB+ or lower by S&P or comparably rated by another nationally recognized statistical rating organization (NRSRO)).

Among the types of underlying instruments in which this Fund will invest, through Underlying Funds, are the following:

·

Ultra-short-term bonds

·

U.S. government bonds and agency instruments

·

Floating rate instruments

·

Municipal bonds

·

High-yield corporate bonds

·

High-grade corporate bonds

·

Emerging market bonds

·

Bonds of emerging market countries

·

Bonds of European countries

·

REIT common and preferred stocks

On occasion, a portion of the Fund's portfolio may be hedged with positions that move inversely to the U.S. Treasury 10-year U.S. Treasury note and/or the 30-year Treasury bond to improve returns when the interest-rate environment is moving adversely to long positions in the major bond markets (that is, when interest rates are in a rising trend) or to hedge other positions, and/or positions that hedge currency risk.  Additionally, on occasion, the Fund will use Underlying Funds that are moderately leveraged, although the portfolio as a whole will not use leverage extensively, since one of the goals of the Fund is to limit downside volatility.

The Adviser's investment strategy is a tactical style that includes analysis and use of a wide variety of income-producing investment categories, such as fixed-income securities and dividend-paying REITs of issuers from various markets and industries ("Asset Classes") in an effort to limit overall volatility and downside risk as well as to seek opportunities to enhance return through income and capital appreciation (total return).  The current yield of the Fund is not a separate goal, and the monthly dividend yield will fluctuate significantly given the Fund's tactical approach of seeking various bond categories from time to time that the Adviser's portfolio managers feel will contribute to total return.

The Adviser constructs the Fund's portfolio in the following manner:  First, the Adviser identifies income-producing Asset Classes that it believes will respond differently to a variety of economic forces, and identifies those Asset Classes that are currently in a rising trend.  Second, the Adviser identifies diversified Underlying Funds through which the Fund can participate in each chosen Asset Class.  Third, within many Asset Classes, the Adviser attempts to identify Underlying Funds with managers whose history demonstrates an ability to add positive Alpha (above-peer-group-average total return after adjusting for volatility).  Where available, the Fund invests in institutional share classes (those with the lowest internal expenses) for those Underlying Funds.

The Adviser does not employ a passive, "buy and hold", strategy.  As part of its integrated risk-management disciplines, the Adviser monitors each Fund holding daily and applies a trailing stop discipline (a form of sell signal) to each Underlying Fund within the Fund's portfolio, based on the proprietary approach ("Sell Disciplines") that two of the Fund's portfolio managers (Dr. Sleeper and Mr. Wright) have used with their separately managed accounts, in order to limit the impact on the overall Fund portfolio of any sustained decline in a given Asset Class or Underlying Fund.  Thus, whenever an Underlying Fund declines "substantially", as defined by the Adviser's proprietary studies of the historic behavior of the Asset Class represented by the Underlying Fund, the Adviser sells or hedges the Underlying Fund.

The Sell Disciplines are not designed to attempt to buy at lows or to sell at highs, but to participate in a substantial part of any sustained uptrend in a selected Asset Class, as well as to step aside during most of any sustained downtrend.  The Adviser employs a "reactive" approach as distinct from a "predictive" approach.  The Adviser does not consider its approach to be a "trading" style in terms of frequency, and does not expect to average more than two sell signals per year in each Asset Class.

The overall asset allocation of the Fund is not fixed.  It can and does change significantly over time as the Adviser decides to re-allocate portions of the portfolio in response to trend changes in the U.S. and global economy and in various fixed income investment markets using the tactical style described above.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  The Fund is not intended to be a complete investment program.  Many factors affect the Fund's net asset value and performance.

Performance of the Fund during future periods will definitely vary.  Some months and some quarters will result in negative performance; indeed, some future years may have negative performance.

·

Emerging Markets Risk.  Underlying Funds may invest in emerging market countries that may have relatively unstable governments, weaker economies, and less-developed legal systems, which do not protect securities holders.  Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and corporate and sovereign issuers more likely to default.

·

Fixed-Income Risk.  When the Fund invests in Underlying Funds that invest in fixed-income securities, the value of your investment in the Fund will generally decline when interest rates rise.  Defaults by fixed income issuers in which the Underlying Funds invest may also harm performance.

·

Inverse Risk.  The Fund engages in hedging or declining-market strategies by investing in inverse Underlying Funds.  Any strategy that includes inverse securities could cause the Fund to suffer significant losses.  The Fund will not participate in market gains to the extent it holds inverse Underlying Funds.

·

Junk Bond Risk.  Underlying Fund investments in lower-quality bonds, known as high-yield or junk bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce liquidity in these bonds.  Junk bonds are considered speculative and issuers are more sensitive to economic conditions than high quality issuers and more likely to seek bankruptcy protection which, will delay resolution of bondholder claims and may eliminate liquidity.

·

Foreign Risk.  Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, economic developments or currency exchange rates and can perform differently from the U.S. market. The net asset value of the Fund will fluctuate based on changes in the value of the foreign securities held by any Underlying Funds that invest in such securities.

·

Government Securities Risk.  It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it is not required to do so by law.  The ability of foreign governments to repay their obligations is adversely impacted by default, insolvency, bankruptcy or by political instability, including authoritarian and/or military involvement in governmental decision-making, armed conflict, civil war, social instability and the impact of these events and circumstances on a country's economy and its government's revenues.

·

Management Risk.  The Adviser's dependence on its strategic income investment strategy and judgments about the attractiveness, value and potential appreciation of particular Asset Classes in which the Fund invests will in some cases prove to be incorrect and have negative impacts on performance.

·

Municipal Risk.  Municipal securities are subject to the risk that legislative changes and local and business developments may adversely affect the yield or value of the Fund's investments in such securities.

·

REIT Common and Preferred Stock Risk.  A REIT's performance depends on the types and locations of the rental properties it owns and on how well it manages those properties.  A decline in rental income may occur because of extended vacancies, increased competition from other properties, tenants' failure to pay rent or poor management.  Common and preferred stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

·

Small and Mid-Capitalization Issuer Risk.  Investments in Underlying Funds that own securities of small- and mid-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments.  These companies often have narrower markets, fewer products, or services to offer and more limited managerial and financial resources than do larger, more established companies.

·

Underlying Fund Costs and Risks.  Each Underlying Fund is subject to specific risks, depending on its investments.  Underlying Funds are also subject to investment advisory fees and other expenses, which are indirectly borne by the Fund.  As a result, your overall cost of investing in the underlying stocks, bonds and other basic assets will be higher than the cost of investing directly in them, and may be higher than other mutual funds that invest directly in stocks and bonds.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund.  The bar chart shows performance of Class Y shares of the Fund for each full calendar year since the Fund's inception.  The performance table compares the performance of the share classes of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.  Updated performance information is available at no cost by calling 1-866-738-4363 or visiting SierraMutualFunds.com.

Class Y Annual Total Return For Calendar Years Ended December 311

[1]  The returns are for Class Y Shares, which would have substantially similar annual returns as the other share classes because the shares are invested in the same portfolio of securities and the returns for each class would differ only to the extent that the classes do not have the same expenses.

Best Quarter:	3rd Quarter 2012	3.68%
Worst Quarter:	2nd Quarter 2012	0.85%

Performance Table Average Annual Total Returns (For periods ended December 31, 2012)
Average Annual Returns SIERRA STRATEGIC INCOME FUND	1 Year	Since Inception	Inception Date
SIERRA STRATEGIC INCOME FUND Class Y Shares	9.53%	9.38%	Dec 21, 2011
SIERRA STRATEGIC INCOME FUND Class A Shares	2.97%	3.03%	Dec 21, 2011
SIERRA STRATEGIC INCOME FUND Class C Shares	8.51%	8.44%	Dec 21, 2011
SIERRA STRATEGIC INCOME FUND Class I Shares	9.46%	9.30%	Dec 21, 2011
SIERRA STRATEGIC INCOME FUND Class R Shares	9.45%	9.34%	Dec 21, 2011
After Taxes on Distributions SIERRA STRATEGIC INCOME FUND Class Y Shares	8.07%	7.88%
After Taxes on Distributions and Sale of Fund Shares SIERRA STRATEGIC INCOME FUND Class Y Shares	6.16%	7.09%
Barclays Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	4.22%	4.62%	Dec 21, 2011

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs). After tax returns are not shown for Class A, C, I and R shares and would differ from those of Class Y shares.

The Barclays Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. Most U.S. traded investment grade bonds are represented. Municipal bonds and Treasury Inflation-Protected Securities are excluded, due to tax treatment issues. The index includes Treasury securities, Government agency bonds, mortgage-backed bonds, corporate bonds, and a small amount of foreign bonds traded in U.S.  Unlike a mutual fund, an index does not reflect any trading costs or management fees.  Investors cannot directly invest in an index.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SIERRA STRATEGIC INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's two investment objectives are to provide total return (with income contributing a significant part) and to limit volatility and downside risk.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 19  ~~of the Fund's Prospectus.~~

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-01-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.   During the most recent fiscal period, the Fund's portfolio turnover rate was 72% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	72.00%
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are the estimated average indirect costs of investing in other investment companies (the "Underlying Funds").
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

 The Sierra Strategic Income Fund is a "fund of funds" and will invest in (1) open-end investment companies (mutual funds), (2) exchange-traded funds ("ETFs"), and (3) exchange-traded notes ("ETNs") (collectively "Underlying Funds").  The Fund's Adviser seeks to achieve the Fund's investment objectives by investing primarily in Underlying Funds that in turn invest in a wide variety of fixed-income instruments of any maturity, including domestic and foreign bonds, some of which are hedged against currency risk, funds that are designed to have returns that are inverse to the 10-year U.S. Treasury note or the 30-year U.S. Treasury bond, as well as real estate investment trusts ("REITs") and other income-generating underlying assets.  The Fund invests in Underlying Funds without restriction as to issuer credit quality (including "high-yield" or "junk bonds"), capitalization, country or the individual security maturity of the securities held by the Underlying Funds.  The Fund defines high-yield securities, also known as junk bonds, as fixed-income securities rated below investment grade (rated BB+ or lower by S&P or comparably rated by another nationally recognized statistical rating organization (NRSRO)).

Among the types of underlying instruments in which this Fund will invest, through Underlying Funds, are the following:

·

Ultra-short-term bonds

·

U.S. government bonds and agency instruments

·

Floating rate instruments

·

Municipal bonds

·

High-yield corporate bonds

·

High-grade corporate bonds

·

Emerging market bonds

·

Bonds of emerging market countries

·

Bonds of European countries

·

REIT common and preferred stocks

On occasion, a portion of the Fund's portfolio may be hedged with positions that move inversely to the U.S. Treasury 10-year U.S. Treasury note and/or the 30-year Treasury bond to improve returns when the interest-rate environment is moving adversely to long positions in the major bond markets (that is, when interest rates are in a rising trend) or to hedge other positions, and/or positions that hedge currency risk.  Additionally, on occasion, the Fund will use Underlying Funds that are moderately leveraged, although the portfolio as a whole will not use leverage extensively, since one of the goals of the Fund is to limit downside volatility.

The Adviser's investment strategy is a tactical style that includes analysis and use of a wide variety of income-producing investment categories, such as fixed-income securities and dividend-paying REITs of issuers from various markets and industries ("Asset Classes") in an effort to limit overall volatility and downside risk as well as to seek opportunities to enhance return through income and capital appreciation (total return).  The current yield of the Fund is not a separate goal, and the monthly dividend yield will fluctuate significantly given the Fund's tactical approach of seeking various bond categories from time to time that the Adviser's portfolio managers feel will contribute to total return.

The Adviser constructs the Fund's portfolio in the following manner:  First, the Adviser identifies income-producing Asset Classes that it believes will respond differently to a variety of economic forces, and identifies those Asset Classes that are currently in a rising trend.  Second, the Adviser identifies diversified Underlying Funds through which the Fund can participate in each chosen Asset Class.  Third, within many Asset Classes, the Adviser attempts to identify Underlying Funds with managers whose history demonstrates an ability to add positive Alpha (above-peer-group-average total return after adjusting for volatility).  Where available, the Fund invests in institutional share classes (those with the lowest internal expenses) for those Underlying Funds.

The Adviser does not employ a passive, "buy and hold", strategy.  As part of its integrated risk-management disciplines, the Adviser monitors each Fund holding daily and applies a trailing stop discipline (a form of sell signal) to each Underlying Fund within the Fund's portfolio, based on the proprietary approach ("Sell Disciplines") that two of the Fund's portfolio managers (Dr. Sleeper and Mr. Wright) have used with their separately managed accounts, in order to limit the impact on the overall Fund portfolio of any sustained decline in a given Asset Class or Underlying Fund.  Thus, whenever an Underlying Fund declines "substantially", as defined by the Adviser's proprietary studies of the historic behavior of the Asset Class represented by the Underlying Fund, the Adviser sells or hedges the Underlying Fund.

The Sell Disciplines are not designed to attempt to buy at lows or to sell at highs, but to participate in a substantial part of any sustained uptrend in a selected Asset Class, as well as to step aside during most of any sustained downtrend.  The Adviser employs a "reactive" approach as distinct from a "predictive" approach.  The Adviser does not consider its approach to be a "trading" style in terms of frequency, and does not expect to average more than two sell signals per year in each Asset Class.

The overall asset allocation of the Fund is not fixed.  It can and does change significantly over time as the Adviser decides to re-allocate portions of the portfolio in response to trend changes in the U.S. and global economy and in various fixed income investment markets using the tactical style described above.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  The Fund is not intended to be a complete investment program.  Many factors affect the Fund's net asset value and performance.

Performance of the Fund during future periods will definitely vary.  Some months and some quarters will result in negative performance; indeed, some future years may have negative performance.

·

Emerging Markets Risk.  Underlying Funds may invest in emerging market countries that may have relatively unstable governments, weaker economies, and less-developed legal systems, which do not protect securities holders.  Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and corporate and sovereign issuers more likely to default.

·

Fixed-Income Risk.  When the Fund invests in Underlying Funds that invest in fixed-income securities, the value of your investment in the Fund will generally decline when interest rates rise.  Defaults by fixed income issuers in which the Underlying Funds invest may also harm performance.

·

Inverse Risk.  The Fund engages in hedging or declining-market strategies by investing in inverse Underlying Funds.  Any strategy that includes inverse securities could cause the Fund to suffer significant losses.  The Fund will not participate in market gains to the extent it holds inverse Underlying Funds.

·

Junk Bond Risk.  Underlying Fund investments in lower-quality bonds, known as high-yield or junk bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce liquidity in these bonds.  Junk bonds are considered speculative and issuers are more sensitive to economic conditions than high quality issuers and more likely to seek bankruptcy protection which, will delay resolution of bondholder claims and may eliminate liquidity.

·

Foreign Risk.  Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, economic developments or currency exchange rates and can perform differently from the U.S. market. The net asset value of the Fund will fluctuate based on changes in the value of the foreign securities held by any Underlying Funds that invest in such securities.

·

Government Securities Risk.  It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it is not required to do so by law.  The ability of foreign governments to repay their obligations is adversely impacted by default, insolvency, bankruptcy or by political instability, including authoritarian and/or military involvement in governmental decision-making, armed conflict, civil war, social instability and the impact of these events and circumstances on a country's economy and its government's revenues.

·

Management Risk.  The Adviser's dependence on its strategic income investment strategy and judgments about the attractiveness, value and potential appreciation of particular Asset Classes in which the Fund invests will in some cases prove to be incorrect and have negative impacts on performance.

·

Municipal Risk.  Municipal securities are subject to the risk that legislative changes and local and business developments may adversely affect the yield or value of the Fund's investments in such securities.

·

REIT Common and Preferred Stock Risk.  A REIT's performance depends on the types and locations of the rental properties it owns and on how well it manages those properties.  A decline in rental income may occur because of extended vacancies, increased competition from other properties, tenants' failure to pay rent or poor management.  Common and preferred stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

·

Small and Mid-Capitalization Issuer Risk.  Investments in Underlying Funds that own securities of small- and mid-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments.  These companies often have narrower markets, fewer products, or services to offer and more limited managerial and financial resources than do larger, more established companies.

·

Underlying Fund Costs and Risks.  Each Underlying Fund is subject to specific risks, depending on its investments.  Underlying Funds are also subject to investment advisory fees and other expenses, which are indirectly borne by the Fund.  As a result, your overall cost of investing in the underlying stocks, bonds and other basic assets will be higher than the cost of investing directly in them, and may be higher than other mutual funds that invest directly in stocks and bonds.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund.  The bar chart shows performance of Class Y shares of the Fund for each full calendar year since the Fund's inception.  The performance table compares the performance of the share classes of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.  Updated performance information is available at no cost by calling 1-866-738-4363 or visiting SierraMutualFunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-738-4363
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	SierraMutualFunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class Y Annual Total Return For Calendar Years Ended December 311
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

[1]  The returns are for Class Y Shares, which would have substantially similar annual returns as the other share classes because the shares are invested in the same portfolio of securities and the returns for each class would differ only to the extent that the classes do not have the same expenses.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	3rd Quarter 2012	3.68%
Worst Quarter:	2nd Quarter 2012	0.85%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.85%
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2012)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns are not shown for Class A, C, I and R shares and would differ from those of Class Y shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs). After tax returns are not shown for Class A, C, I and R shares and would differ from those of Class Y shares.

The Barclays Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. Most U.S. traded investment grade bonds are represented. Municipal bonds and Treasury Inflation-Protected Securities are excluded, due to tax treatment issues. The index includes Treasury securities, Government agency bonds, mortgage-backed bonds, corporate bonds, and a small amount of foreign bonds traded in U.S.  Unlike a mutual fund, an index does not reflect any trading costs or management fees.  Investors cannot directly invest in an index.

Barclays Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%
Since Inception	rr_AverageAnnualReturnSinceInception	4.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 21, 2011
SIERRA STRATEGIC INCOME FUND Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)(as a % of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.40%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.49%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.94%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.79%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	746
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,135
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,549
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,698
1 Year	rr_AverageAnnualReturnYear01	2.97%
Since Inception	rr_AverageAnnualReturnSinceInception	3.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 21, 2011
SIERRA STRATEGIC INCOME FUND Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)(as a % of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.49%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.59%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.39%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	242
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	787
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,357
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,910
1 Year	rr_AverageAnnualReturnYear01	8.51%
Since Inception	rr_AverageAnnualReturnSinceInception	8.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 21, 2011
SIERRA STRATEGIC INCOME FUND Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)(as a % of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.40%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.49%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.96%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.79%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	182
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	599
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,042
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,272
1 Year	rr_AverageAnnualReturnYear01	9.46%
Since Inception	rr_AverageAnnualReturnSinceInception	9.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 21, 2011
SIERRA STRATEGIC INCOME FUND Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)(as a % of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.49%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.60%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.49%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	152
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	494
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	860
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,891
1 Year	rr_AverageAnnualReturnYear01	9.45%
Since Inception	rr_AverageAnnualReturnSinceInception	9.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 21, 2011
SIERRA STRATEGIC INCOME FUND Class Y Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)(as a % of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.49%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.65%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.44%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	147
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	500
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	877
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,937
Annual Return 2012	rr_AnnualReturn2012	9.53%
1 Year	rr_AverageAnnualReturnYear01	9.53%
Since Inception	rr_AverageAnnualReturnSinceInception	9.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 21, 2011
SIERRA STRATEGIC INCOME FUND Class Y Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.07%
Since Inception	rr_AverageAnnualReturnSinceInception	7.88%
SIERRA STRATEGIC INCOME FUND Class Y Shares | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.16%
Since Inception	rr_AverageAnnualReturnSinceInception	7.09%

[1]	Acquired Fund Fees and Expenses are the estimated average indirect costs of investing in other investment companies (the "Underlying Funds"). The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fund's advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least January 31, 2014, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any front-end or contingent deferred loads, taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, expenses of other investment companies in which the Fund may invest, or extraordinary expenses, such as litigation and dividend expenses on securities sold short) ) will not exceed 1.30%, 1.90%, 1.30%, 1.00% and 0.95% of the daily average net assets attributable to each of the Class A, Class C, Class I , Class R and Class Y shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the advisor.

SouthernSun Small Cap Fund | SouthernSun Small Cap Fund
SouthernSun Small Cap Fund
Investment Objective:
The Fund’s investment objective is to provide long-term capital appreciation.
Fees and Expenses of the Fund:
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees SouthernSun Small Cap Fund	SouthernSun Small Cap Fund - Investor Shares	SouthernSun Small Cap Fund - Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none
Redemption Fee (as a percentage of amount redeemed, on shares held less than 30 days)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses SouthernSun Small Cap Fund		SouthernSun Small Cap Fund - Investor Shares	SouthernSun Small Cap Fund - Institutional Shares
Management Fees		0.85%	0.85%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		0.15%	0.16%
Acquired Fund Fees and Expenses	[1]	0.02%	0.02%
Total Annual Fund Operating Expenses		1.27%	1.03%
[1]	The Total Annual Fund Operating Expenses in this fee table will not correlate to the expense ratios in the Fund's financial statements (or the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by a Fund, not the indirect costs of investing in other investment companies ("Acquired Funds").

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example SouthernSun Small Cap Fund (USD $)	1-YEAR	3-YEAR	5-YEAR	10-YEAR
SouthernSun Small Cap Fund - Investor Shares	129	403	697	1,534
SouthernSun Small Cap Fund - Institutional Shares	105	328	569	1,259

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was ~~31 % of the average value of its portfolio.~~

Principal Investment Strategies:

The Fund's adviser seeks to achieve the Fund's investment objective by investing primarily in common stocks of smaller capitalization (“small cap”) U.S. companies that the portfolio manager selects using a research-driven, value-oriented investment strategy.  The Fund defines small cap securities to include securities of issuers with a market capitalization at the time of purchase within the capitalization range of companies in the Russell 2000® Index during the most recent 12 month period (based on month-end data).  Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) measured at the time of purchase in small cap securities.

The Fund’s portfolio will typically invest in 20-40 companies the adviser believes are niche dominant, attractively-valued with financial flexibility and uniquely-fitted management teams.  When selecting companies for investment, the portfolio manager seeks opportunities that it believes have the following characteristics:

·

Financial Strength: The adviser prefers companies that have strong internally generated discretionary cash flow and organic revenue growth.

·

Management Capability: The adviser prefers management teams with measurable, transparent goals that are held accountable for performance.  This applies to all levels of management from the CEO and CFO to the plant/facilities manager.

·

Niche Dominance:  The adviser prefers companies that it believes exhibit competitive advantages through superior products, process controls and technologies.

The Fund generally seeks to buy and hold stocks for the long-term, but will sell holdings that the portfolio manager believes have exceeded their intrinsic market value, become too large a position, experienced a change in fundamentals or are subject to other factors that may contribute to relative under performance.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

o

Issuer-Specific Risk.  The value of a specific security can be more volatile than the market as a whole and may perform worse than the market as a whole.

o

Liquidity Risk.  Some small cap securities may have few market-makers and low trading volume, which tends to increase transaction costs and may make it difficult for the Fund to dispose of a small cap security at all or at a price which represents current or fair market value.

o

Non-Diversification Risk.  The Fund has a greater potential to realize losses upon the occurrence of adverse events affectinga particular issuer.

o

Small Company Risk.  Stocks of small capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

o

Stock Market Risk.  Stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

o

Value Investing Risk.  Because the Fund's adviser uses a value-oriented approach, there is a risk that the market will not recognize a stock’s intrinsic value for an unexpectedly long time, or that the portfolio manager’s calculation of the underlying value will not be reflected in the market price.

Suitability:

The Fund may be a suitable investment for:

·

Long-term investors seeking a value investment strategy

·

Investors willing to accept price fluctuations in their investments

·

Investors willing to accept risks associated with more aggressive equity investments

The Fund may not be appropriate for:

·

Investors pursuing shorter-term investment goals

·

Investors who need regular income

Performance Information:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund.  The bar chart shows performance of the Fund’s Investor Class shares for each full calendar year since the Fund’s inception.  Returns for Institutional Class shares, which are not presented, will vary from the returns for Investor Class shares.  The performance table compares the performance of the ~~over time to the performance of a broad-based market index.  You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.  Updated performance information is available at no cost by calling 1-866-672-3863.~~

Performance Bar Chart For Calendar Years Ended December 31,

Best Quarter:	June 30,2009	31.94%
Worst Quarter:	December 31, 2008	(25.97)%

Performance Table Average Annual Total Returns (For periods ended December 31, 2012)
Average Annual Returns SouthernSun Small Cap Fund		1 Year	5 Years	Since Inception		Inception Date
SouthernSun Small Cap Fund - Investor Shares		18.97%	10.18%	11.68%	[1]	Oct 1, 2003
SouthernSun Small Cap Fund - Institutional Shares		19.28%		23.82%	[1]	Oct 1, 2009
After Taxes on Distributions SouthernSun Small Cap Fund - Investor Shares		18.02%	9.68%	11.23%	[1]
After Taxes on Distributions and Sale of Fund Shares SouthernSun Small Cap Fund - Investor Shares		12.95%	8.70%	10.29%	[1]
Russell 2000 Index	[2]	16.35%	3.56%	7.58%
[1]	The inception date of the Fund's Investor Class and Institutional Class shares is October 1, 2003 and October 1 , 2009, respectively.
[2]	The Russell 2000 Index is an unmanaged market capitalization-weighted index which is comprised of 2000 of the smallest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Unlike the Fund's returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index, but may be able to invest in exchange traded funds or other securities that attempt to track the index.

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).  After tax returns for Institutional Class shares, which are not presented, will vary from Investor Class shares.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SouthernSun Small Cap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was ~~31 % of the average value of its portfolio.~~

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in this fee table will not correlate to the expense ratios in the Fund's financial statements (or the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by a Fund, not the indirect costs of investing in other investment companies ("Acquired Funds").
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund's adviser seeks to achieve the Fund's investment objective by investing primarily in common stocks of smaller capitalization (“small cap”) U.S. companies that the portfolio manager selects using a research-driven, value-oriented investment strategy.  The Fund defines small cap securities to include securities of issuers with a market capitalization at the time of purchase within the capitalization range of companies in the Russell 2000® Index during the most recent 12 month period (based on month-end data).  Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) measured at the time of purchase in small cap securities.

The Fund’s portfolio will typically invest in 20-40 companies the adviser believes are niche dominant, attractively-valued with financial flexibility and uniquely-fitted management teams.  When selecting companies for investment, the portfolio manager seeks opportunities that it believes have the following characteristics:

·

Financial Strength: The adviser prefers companies that have strong internally generated discretionary cash flow and organic revenue growth.

·

Management Capability: The adviser prefers management teams with measurable, transparent goals that are held accountable for performance.  This applies to all levels of management from the CEO and CFO to the plant/facilities manager.

·

Niche Dominance:  The adviser prefers companies that it believes exhibit competitive advantages through superior products, process controls and technologies.

The Fund generally seeks to buy and hold stocks for the long-term, but will sell holdings that the portfolio manager believes have exceeded their intrinsic market value, become too large a position, experienced a change in fundamentals or are subject to other factors that may contribute to relative under performance.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

o

Issuer-Specific Risk.  The value of a specific security can be more volatile than the market as a whole and may perform worse than the market as a whole.

o

Liquidity Risk.  Some small cap securities may have few market-makers and low trading volume, which tends to increase transaction costs and may make it difficult for the Fund to dispose of a small cap security at all or at a price which represents current or fair market value.

o

Non-Diversification Risk.  The Fund has a greater potential to realize losses upon the occurrence of adverse events affectinga particular issuer.

o

Small Company Risk.  Stocks of small capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

o

Stock Market Risk.  Stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

o

Value Investing Risk.  Because the Fund's adviser uses a value-oriented approach, there is a risk that the market will not recognize a stock’s intrinsic value for an unexpectedly long time, or that the portfolio manager’s calculation of the underlying value will not be reflected in the market price.

Suitability:

The Fund may be a suitable investment for:

·

Long-term investors seeking a value investment strategy

·

Investors willing to accept price fluctuations in their investments

·

Investors willing to accept risks associated with more aggressive equity investments

The Fund may not be appropriate for:

·

Investors pursuing shorter-term investment goals

·

Investors who need regular income

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund.  The bar chart shows performance of the Fund’s Investor Class shares for each full calendar year since the Fund’s inception.  Returns for Institutional Class shares, which are not presented, will vary from the returns for Investor Class shares.  The performance table compares the performance of the ~~over time to the performance of a broad-based market index.  You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.  Updated performance information is available at no cost by calling 1-866-672-3863.~~

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-672-3863
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart For Calendar Years Ended December 31,
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	June 30,2009	31.94%
Worst Quarter:	December 31, 2008	(25.97)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.94%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.97%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2012)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Unlike the Fund's returns, however, they do not reflect any fees or expenses.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns for Institutional Class shares, which are not presented, will vary from Investor Class shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).  After tax returns for Institutional Class shares, which are not presented, will vary from Investor Class shares.

Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.35%	[1]
5 Years	rr_AverageAnnualReturnYear05	3.56%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	7.58%	[1]
SouthernSun Small Cap Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)(as a % of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	129
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	403
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	697
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,534
Annual Return 2004	rr_AnnualReturn2004	24.28%
Annual Return 2005	rr_AnnualReturn2005	0.63%
Annual Return 2006	rr_AnnualReturn2006	11.36%
Annual Return 2007	rr_AnnualReturn2007	7.48%
Annual Return 2008	rr_AnnualReturn2008	(34.21%)
Annual Return 2009	rr_AnnualReturn2009	32.21%
Annual Return 2010	rr_AnnualReturn2010	48.35%
Annual Return 2011	rr_AnnualReturn2011	5.76%
Annual Return 2012	rr_AnnualReturn2012	18.97%
1 Year	rr_AverageAnnualReturnYear01	18.97%
5 Years	rr_AverageAnnualReturnYear05	10.18%
Since Inception	rr_AverageAnnualReturnSinceInception	11.68%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2003
SouthernSun Small Cap Fund - Investor Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.02%
5 Years	rr_AverageAnnualReturnYear05	9.68%
Since Inception	rr_AverageAnnualReturnSinceInception	11.23%	[3]
SouthernSun Small Cap Fund - Investor Shares | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.95%
5 Years	rr_AverageAnnualReturnYear05	8.70%
Since Inception	rr_AverageAnnualReturnSinceInception	10.29%	[3]
SouthernSun Small Cap Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)(as a % of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	105
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	328
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	569
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,259
1 Year	rr_AverageAnnualReturnYear01	19.28%
Since Inception	rr_AverageAnnualReturnSinceInception	23.82%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2009

[1]	The Russell 2000 Index is an unmanaged market capitalization-weighted index which is comprised of 2000 of the smallest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Unlike the Fund's returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index, but may be able to invest in exchange traded funds or other securities that attempt to track the index.
[2]	The Total Annual Fund Operating Expenses in this fee table will not correlate to the expense ratios in the Fund's financial statements (or the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by a Fund, not the indirect costs of investing in other investment companies ("Acquired Funds").
[3]	The inception date of the Fund's Investor Class and Institutional Class shares is October 1, 2003 and October 1 , 2009, respectively.

SouthernSun U.S. Equity Fund | SouthernSun U.S. Equity Fund
SouthernSun U.S. Equity Fund
Investment Objective:
The Fund’s investment objective is to provide long-term capital appreciation.
Fees and Expenses of the Fund:
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
hareholder Fees (fees paid directly from your investment)
Shareholder Fees SouthernSun U.S. Equity Fund	SouthernSun U.S. Equity Fund Investor Shares	SouthernSun U.S. Equity Fund Institutional Shares	SouthernSun U.S. Equity Fund Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee (as a percentage of amount redeemed, on shares held less than 30 days)	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses SouthernSun U.S. Equity Fund		SouthernSun U.S. Equity Fund Investor Shares	SouthernSun U.S. Equity Fund Institutional Shares	SouthernSun U.S. Equity Fund Class C Shares
Management Fees		0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees		0.25%	none	1.00%
Other Expenses		1.96%	1.96%	1.96%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		3.07%	2.82%	3.82%
Fee Waiver and/or Reimbursement	[2]	(1.91%)	(1.91%)	(1.91%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement		1.16%	0.91%	1.91%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The adviser has contractually agreed to waive its management fees and/or to make payments to limit Fund expenses, until January 31, 2014 so that the total annual operating expenses (exclusive of any front-end or contingent deferred loads, taxes, borrowing costs (such as interest and dividend expense on securities sold short) , brokerage fees and commissions, , expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) of the Fund do not exceed 1.35%, 1.10% and 2.10% for Investor Shares, Institutional Shares and Class C Shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example SouthernSun U.S. Equity Fund (USD $)	1-YEAR	3-YEAR	5-YEAR	10-YEAR
SouthernSun U.S. Equity Fund Investor Shares	118	768	1,443	3,249
SouthernSun U.S. Equity Fund Institutional Shares	93	693	1,319	3,009
SouthernSun U.S. Equity Fund Class C Shares	194	991	1,807	3,932

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.   During the most recent fiscal period, the Fund’s portfolio turnover rate was ~~49% of the average value of its portfolio.~~

Principal Investment Strategies:

 Under normal market conditions, the Fund invests at least 80% of its assets in equity securities (common stocks) of U.S. companies.  The Fund's adviser seeks to achieve the Fund's investment objective by investing primarily in common stocks of small to middle capitalization U.S. companies that the portfolio manager selects using a research-driven, value-oriented investment strategy.  The Fund defines the small to middle capitalization investable universe of securities to include securities of issuers with a market capitalization at the time of purchase within the capitalization range of companies in the Russell 2500® Index and/or the Russell Mid Cap Index during the most recent 12 month period (based on month-end data).

The Fund’s portfolio will typically invest in 20-40 companies the adviser believes are niche- dominant, attractively-valued with financial flexibility and uniquely-fitted management teams.  When selecting companies for investment, the portfolio manager seeks opportunities that it believes have the following characteristics:

·

Financial Strength: The adviser prefers companies that have strong internally generated discretionary cash flow and organic revenue growth.

·

Management Capability: The adviser prefers management teams with measurable, transparent goals that are held accountable for performance.  This applies to multiple levels of management from the CEO and CFO to the plant/facilities manager.

·

Niche Dominance:  The adviser prefers companies that it believes exhibit competitive advantages through superior products, process controls and technologies.

The Fund generally seeks to buy and hold stocks for the long-term, but will sell holdings that the portfolio manager believes have exceeded their intrinsic market value, become too large a position, experienced a change in fundamentals or are subject to other factors that may contribute to relative under performance.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund’s net asset value and performance.

o

Issuer-Specific Risk.  The value of a specific security can be more volatile than the market as a whole and may perform worse than the market as a whole.

o

Limited History of Operations.  The Fund is a new mutual fund and has a limited history of operation.

o

Liquidity Risk.  Some small- and mid-cap securities may have few market-makers and low trading volume, which tends to increase transaction costs and may make it difficult for the Fund to dispose of a small- and mid-cap security at all or at a price which represents current or fair market value.

o

Non-Diversification Risk.  The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

o

Small and Mid Company Risk.  Stocks of small- and mid-capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

o

Stock Market Risk.  Stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

o

Value Investing Risk.  Because the Fund's adviser uses a value-oriented approach, there is a risk that the market will not recognize a stock’s intrinsic value for an unexpectedly long time, or that the portfolio manager’s calculation of the underlying value will not be reflected in the market price.

Suitability:

The Fund may be a suitable investment for:

Long-term investors seeking a value investment strategy

Investors willing to accept price fluctuations in their investments

Investors willing to accept risks associated with more aggressive equity investments

The Fund may not be appropriate for:

Investors pursuing shorter-term investment goals

Investors who need regular income

Performance Information:

Because the Fund has less than a full year of investment operations, ~~no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by calling 1-(866)-672-3863.~~

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SouthernSun U.S. Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	hareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-01-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.   During the most recent fiscal period, the Fund’s portfolio turnover rate was ~~49% of the average value of its portfolio.~~

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	49.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

 Under normal market conditions, the Fund invests at least 80% of its assets in equity securities (common stocks) of U.S. companies.  The Fund's adviser seeks to achieve the Fund's investment objective by investing primarily in common stocks of small to middle capitalization U.S. companies that the portfolio manager selects using a research-driven, value-oriented investment strategy.  The Fund defines the small to middle capitalization investable universe of securities to include securities of issuers with a market capitalization at the time of purchase within the capitalization range of companies in the Russell 2500® Index and/or the Russell Mid Cap Index during the most recent 12 month period (based on month-end data).

The Fund’s portfolio will typically invest in 20-40 companies the adviser believes are niche- dominant, attractively-valued with financial flexibility and uniquely-fitted management teams.  When selecting companies for investment, the portfolio manager seeks opportunities that it believes have the following characteristics:

·

Financial Strength: The adviser prefers companies that have strong internally generated discretionary cash flow and organic revenue growth.

·

Management Capability: The adviser prefers management teams with measurable, transparent goals that are held accountable for performance.  This applies to multiple levels of management from the CEO and CFO to the plant/facilities manager.

·

Niche Dominance:  The adviser prefers companies that it believes exhibit competitive advantages through superior products, process controls and technologies.

The Fund generally seeks to buy and hold stocks for the long-term, but will sell holdings that the portfolio manager believes have exceeded their intrinsic market value, become too large a position, experienced a change in fundamentals or are subject to other factors that may contribute to relative under performance.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund’s net asset value and performance.

o

Issuer-Specific Risk.  The value of a specific security can be more volatile than the market as a whole and may perform worse than the market as a whole.

o

Limited History of Operations.  The Fund is a new mutual fund and has a limited history of operation.

o

Liquidity Risk.  Some small- and mid-cap securities may have few market-makers and low trading volume, which tends to increase transaction costs and may make it difficult for the Fund to dispose of a small- and mid-cap security at all or at a price which represents current or fair market value.

o

Non-Diversification Risk.  The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

o

Small and Mid Company Risk.  Stocks of small- and mid-capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

o

Stock Market Risk.  Stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

o

Value Investing Risk.  Because the Fund's adviser uses a value-oriented approach, there is a risk that the market will not recognize a stock’s intrinsic value for an unexpectedly long time, or that the portfolio manager’s calculation of the underlying value will not be reflected in the market price.

Suitability:

The Fund may be a suitable investment for:

Long-term investors seeking a value investment strategy

Investors willing to accept price fluctuations in their investments

Investors willing to accept risks associated with more aggressive equity investments

The Fund may not be appropriate for:

Investors pursuing shorter-term investment goals

Investors who need regular income

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full year of investment operations, ~~no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by calling 1-(866)-672-3863.~~

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than a full year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-(866)-672-3863
SouthernSun U.S. Equity Fund Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)(as a % of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.96%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.07%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(1.91%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.16%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	118
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	768
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,443
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,249
SouthernSun U.S. Equity Fund Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)(as a % of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.96%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.82%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(1.91%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.91%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	93
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	693
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,319
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,009
SouthernSun U.S. Equity Fund Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)(as a % of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.96%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.82%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(1.91%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.91%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	194
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	991
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,807
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,932

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The adviser has contractually agreed to waive its management fees and/or to make payments to limit Fund expenses, until January 31, 2014 so that the total annual operating expenses (exclusive of any front-end or contingent deferred loads, taxes, borrowing costs (such as interest and dividend expense on securities sold short) , brokerage fees and commissions, , expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) of the Fund do not exceed 1.35%, 1.10% and 2.10% for Investor Shares, Institutional Shares and Class C Shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 29, 2013